UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 99.2%
Consumer Discretionary 13.7%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	15,173	107,425
Amerigon, Inc.*	7,200	52,920
ArvinMeritor, Inc. (a)	24,472	191,371
Cooper Tire & Rubber Co.	19,474	342,353
Dana Holding Corp.*	33,666	229,265
Dorman Products, Inc.*	3,710	55,724
Drew Industries, Inc.*	6,300	136,647
Exide Technologies*	16,522	131,680
Fuel Systems Solutions, Inc.* (a)	4,345	156,377

Hawk Corp. "A"*	1,690	23,187
Modine Manufacturing Co.	10,906	101,099
Raser Technologies, Inc.* (a)	17,916	27,411
Spartan Motors, Inc. (a)	11,150	57,311
Standard Motor Products, Inc.	5,063	76,958
Stoneridge, Inc.*	5,500	38,940
Superior Industries International, Inc.	7,671	108,928
Tenneco, Inc.*	15,572	203,059
Wonder Auto Technology, Inc.*	5,172	62,064

		2,102,719
Automobiles 0.1%
Winnebago Industries, Inc.* (a)	9,614	141,422
Distributors 0.0%
Audiovox Corp. "A"*	5,400	36,990
Core-Mark Holding Co., Inc.*	3,199	91,491

		128,481
Diversified Consumer Services 1.2%
American Public Education, Inc.*	6,062	210,594
Bridgepoint Education, Inc.*	4,582	69,921
Capella Education Co.*	4,817	324,377
ChinaCast Education Corp.*	10,100	73,427
Coinstar, Inc.*	10,081	332,471
Corinthian Colleges, Inc.* (a)	26,482	491,506
CPI Corp.	1,624	20,251
Grand Canyon Education, Inc.*	5,220	93,073
Jackson Hewitt Tax Service, Inc.	9,566	48,787
K12, Inc.* (a)	7,761	127,901
Learning Tree International, Inc.*	2,700	30,753
Lincoln Educational Services Corp.*	3,428	78,433
Mac-Gray Corp.*	3,732	40,231
Matthews International Corp. "A"	10,200	360,876
Nobel Learning Communities, Inc.*	1,137	10,665
Pre-Paid Legal Services, Inc.* (a)	2,378	120,802
Princeton Review, Inc.*	4,474	18,791
Regis Corp.	19,198	297,569
Sotheby's (a)	22,498	387,641
Steiner Leisure Ltd.*	4,800	171,648
Stewart Enterprises, Inc. "A"	27,000	141,210
Universal Technical Institute, Inc.*	6,800	133,960

		3,584,887
Hotels Restaurants & Leisure 2.5%
AFC Enterprises, Inc.*	8,300	69,886
Ambassadors Group, Inc.	6,222	97,374
Ameristar Casinos, Inc.	8,437	133,136
Bally Technologies, Inc.*	17,943	688,473
Benihana, Inc. "A"*	4,155	23,808
BJ's Restaurants, Inc.* (a)	6,499	97,420
Bluegreen Corp.*	5,800	17,690
Bob Evans Farms, Inc.	10,289	298,998
Buffalo Wild Wings, Inc.* (a)	6,006	249,910
California Pizza Kitchen, Inc.*	6,600	103,092
Caribou Coffee Co., Inc.*	2,042	14,743
Carrols Restaurant Group, Inc.*	3,474	26,263
CEC Entertainment, Inc.*	7,731	199,924

Churchill Downs, Inc.	3,119	120,082
CKE Restaurants, Inc.	16,400	172,036
Cracker Barrel Old Country Store, Inc.	7,604	261,578
Denny's Corp.*	32,500	86,450
DineEquity, Inc. (a)	5,744	142,164
Domino's Pizza, Inc.*	12,300	108,732
Dover Downs Gaming & Entertainment, Inc.	4,660	26,562
Einstein Noah Restaurant Group, Inc.*	1,465	17,639
Frisch's Restaurants, Inc.	655	16,951
Gaylord Entertainment Co.*	11,402	229,180
Great Wolf Resorts, Inc.*	9,156	32,687
Interval Leisure Group, Inc.*	13,244	165,285
Isle of Capri Casinos, Inc.* (a)	5,511	64,975
Jack in the Box, Inc.*	18,850	386,236
Krispy Kreme Doughnuts, Inc.*	20,100	71,757
Lakes Entertainment, Inc.*	5,819	19,552
Landry's Restaurants, Inc.*	2,760	28,980
LIFE TIME FITNESS, Inc.*	13,528	379,460
Luby's, Inc.*	6,500	27,300
Marcus Corp.	6,608	84,516
McCormick & Schmick's Seafood Restaurants, Inc.*	4,794	35,667
Monarch Casino & Resort, Inc.*	3,312	35,637
Morgans Hotel Group Co.*	7,914	42,894
Multimedia Games, Inc.*	8,686	44,472
O'Charley's, Inc.*	6,000	56,220
Orient-Express Hotels Ltd. "A"	25,907	298,190
P.F. Chang's China Bistro, Inc.*	7,979	271,047
Papa John's International, Inc.*	7,292	179,164
Peet's Coffee & Tea, Inc.* (a)	3,826	108,008
Pinnacle Entertainment, Inc.*	20,279	206,643
Red Lion Hotels Corp.*	4,093	23,535
Red Robin Gourmet Burgers, Inc.*	5,176	105,694
Ruby Tuesday, Inc.* (a)	21,869	184,137
Ruth's Hospitality Group, Inc.*	7,200	30,384
Shuffle Master, Inc.*	17,930	168,901
Sonic Corp.*	20,427	225,923
Speedway Motorsports, Inc.	4,154	59,776
Texas Roadhouse, Inc. "A"* (a)	16,700	177,354
The Cheesecake Factory, Inc.*	19,833	367,307
The Steak n Shake Co.*	8,014	94,325
Town Sports International Holdings, Inc.*	6,800	17,068
Universal Travel Group*	3,400	43,860
Vail Resorts, Inc.*	9,818	329,296
Youbet.com, Inc.*	9,720	20,412

		7,588,753
Household Durables 1.3%
American Greetings Corp. "A"	13,200	294,360
Beazer Homes USA, Inc.* (a)	14,028	78,416
Blyth, Inc.	2,000	77,460
Brookfield Homes Corp.* (a)	3,184	21,269
Cavco Industries, Inc.*	2,000	71,000
CSS Industries, Inc.	2,429	48,021
Ethan Allen Interiors, Inc. (a)	8,106	133,749
Furniture Brands International, Inc.*	12,800	70,784
Helen of Troy Ltd.*	9,900	192,357

Hooker Furniture Corp.	3,500	47,250
Hovnanian Enterprises, Inc. "A"* (a)	18,267	70,145
iRobot Corp.*	6,600	81,246
La-Z-Boy, Inc.	17,009	147,128
M/I Homes, Inc.*	6,410	87,112
Meritage Homes Corp.*	10,482	212,785
National Presto Industries, Inc.	1,600	138,416
Ryland Group, Inc.	14,401	303,429
Sealy Corp.* (a)	13,900	44,480
Skyline Corp.	2,300	51,888
Standard Pacific Corp.*	34,800	128,412
Stanley Furniture Co., Inc.	3,296	34,180
Tempur-Pedic International, Inc.*	25,083	475,072
Tupperware Brands Corp.	20,642	824,029
Universal Electronics, Inc.*	4,489	91,665

		3,724,653
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	9,500	32,775
Blue Nile, Inc.* (a)	4,200	260,904
drugstore.com, Inc.*	28,601	69,500
Gaiam, Inc. "A"*	5,400	37,692
HSN, Inc.*	13,348	217,306
NutriSystem, Inc. (a)	10,295	157,102
Orbitz Worldwide, Inc.* (a)	11,701	72,312
Overstock.com, Inc.*	5,200	76,284
PetMed Express, Inc.	7,700	145,145
Shutterfly, Inc.*	6,914	114,980
Stamps.com, Inc.*	4,017	37,157
Ticketmaster Entertainment, Inc.*	12,551	146,721
US Auto Parts Network, Inc.*	2,943	16,039

		1,383,917
Leisure Equipment & Products 0.7%
Brunswick Corp.	29,111	348,750
Callaway Golf Co.	21,245	161,674
Eastman Kodak Co. (a)	88,600	423,508
JAKKS Pacific, Inc.*	9,321	133,477
Leapfrog Enterprises, Inc.*	11,900	48,909
Marine Products Corp.	3,050	16,866
Polaris Industries, Inc. (a)	10,243	417,709
Pool Corp.	16,186	359,653
RC2 Corp.*	5,819	82,921
Smith & Wesson Holding Corp.* (a)	18,404	96,253
Sport Supply Group, Inc.	2,863	29,174
Steinway Musical Instruments, Inc.*	2,200	26,114
Sturm, Ruger & Co., Inc. (a)	6,304	81,574

		2,226,582
Media 1.0%
Arbitron, Inc.	8,900	184,764
Ascent Media Corp. "A"*	4,706	120,474
Belo Corp. "A"	28,100	152,021
Carmike Cinemas, Inc.*	3,550	35,891
Cinemark Holdings, Inc.	10,723	111,090
CKX, Inc.*	19,464	130,603
Crown Media Holdings, Inc.* (a)	4,100	6,396

Dolan Media* (a)	10,066	120,691
E.W. Scripps Co. "A"*	8,796	65,970
Fisher Communications, Inc.*	2,000	36,360
Global Sources Ltd.*	4,879	33,519
Harte-Hanks, Inc.	12,603	174,299
Journal Communications, Inc. "A"	12,400	45,632
Knology, Inc.*	9,870	96,233
Lin TV Corp. "A"*	7,600	35,948
Live Nation, Inc.*	28,118	230,286
LodgeNet Interactive Corp.*	6,546	49,422
Martha Stewart Living Omnimedia, Inc. "A"*	9,422	58,982
Mediacom Communications Corp. "A"*	13,100	75,456
National CineMedia, Inc.	14,100	239,277
Outdoor Channel Holdings, Inc.*	4,600	30,084
Playboy Enterprises, Inc. "B"*	7,160	21,623
PRIMEDIA, Inc.	6,490	16,355
RCN Corp.*	12,300	114,390
Reading International, Inc. "A"*	5,337	21,935
Rentrak Corp.*	3,065	54,741
Scholastic Corp.	7,400	180,116
Sinclair Broadcast Group, Inc. "A"	15,691	56,174
Valassis Communications, Inc.*	16,144	288,655
Value Line, Inc.	300	9,261
World Wrestling Entertainment, Inc. (a)	7,222	101,180

		2,897,828
Multiline Retail 0.3%
99 Cents Only Stores*	15,688	211,003
Dillard's, Inc. "A" (a)	16,918	238,544
Fred's, Inc.	13,468	171,448
Retail Ventures, Inc.*	9,199	48,479
Saks, Inc.* (a)	39,258	267,739
Tuesday Morning Corp.*	10,000	41,600

		978,813
Specialty Retail 3.3%
America's Car-Mart, Inc.*	3,511	84,088
AnnTaylor Stores Corp.*	19,378	307,916
Asbury Automotive Group, Inc.*	10,619	134,649
bebe stores, inc.	8,571	63,083
Big 5 Sporting Goods Corp.	7,146	107,905
Books-A-Million, Inc.	2,112	25,429
Borders Group, Inc.*	16,400	51,004
Brown Shoe Co., Inc.	13,725	110,075
Build-A-Bear Workshop, Inc.*	6,100	29,707
Cabela's, Inc.* (a)	13,192	175,981
Cato Corp. "A"	9,150	185,654
Charlotte Russe Holding, Inc.*	7,000	122,500
Charming Shoppes, Inc.*	38,100	187,071
Children's Place Retail Stores, Inc.*	8,019	240,249
Christopher & Banks Corp.	11,902	80,577
Citi Trends, Inc.*	4,900	139,503
Coldwater Creek, Inc.* (a)	19,100	156,620
Collective Brands, Inc.*	21,478	372,214
Conn's, Inc.* (a)	3,400	38,386
Destination Maternity Corp.*	1,506	27,304
Dress Barn, Inc.* (a)	15,080	270,384

DSW, Inc. "A"* (a)	4,100	65,477
Gander Mountain Co.*	1,493	7,674
Genesco, Inc.*	7,467	179,731
Group 1 Automotive, Inc.	7,903	212,196
Gymboree Corp.*	9,613	465,077
Haverty Furniture Companies, Inc.* (a)	5,900	69,679
hhgregg, Inc.*	3,700	62,678
Hibbett Sports, Inc.*	9,575	174,552
Hot Topic, Inc.*	14,480	108,455
J. Crew Group, Inc.*	16,620	595,328
Jo-Ann Stores, Inc.*	8,891	238,546
Jos. A. Bank Clothiers, Inc.*	6,105	273,321
Kirkland's, Inc.*	4,038	57,542
Lithia Motors, Inc. "A"	5,499	85,729
Lumber Liquidators, Inc.* (a)	4,777	103,613
Midas, Inc.*	4,700	44,180
Monro Muffler Brake, Inc.	5,502	174,909
New York & Co., Inc.*	8,045	41,190
OfficeMax, Inc.*	25,175	316,702
Pacific Sunwear of California, Inc.*	21,100	108,665
Pier 1 Imports, Inc.* (a)	30,167	116,746
Rent-A-Center, Inc.*	21,772	411,055
REX Stores Corp.*	2,400	26,160
Sally Beauty Holdings, Inc.* (a)	31,628	224,875
Shoe Carnival, Inc.*	3,258	50,238
Sonic Automotive, Inc. "A" (a)	7,800	81,900
Stage Stores, Inc.	12,744	165,162
Stein Mart, Inc.*	8,896	113,068
Syms Corp.*	1,700	13,753
Systemax, Inc.*	3,400	41,242
Talbots, Inc.	8,000	73,840
The Buckle, Inc. (a)	8,574	292,716
The Finish Line, Inc. "A"	14,169	143,957
The Men's Wearhouse, Inc.	17,177	424,272
The Pep Boys - Manny, Moe & Jack	16,098	157,277
The Wet Seal, Inc. "A"*	32,460	122,699
Tractor Supply Co.*	11,816	572,131
Tween Brands, Inc.*	8,211	68,890
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,190	151,727
West Marine, Inc.*	4,441	34,906
Zale Corp.* (a)	8,000	57,200
Zumiez, Inc.*	6,666	109,389

		9,748,746
Textiles, Apparel & Luxury Goods 2.1%
American Apparel, Inc.* (a)	10,700	37,557
Carter's, Inc.*	18,752	500,679
Cherokee, Inc.	2,500	59,925
Columbia Sportswear Co.	3,900	160,524
Crocs, Inc.*	28,131	187,071
Deckers Outdoor Corp.*	4,399	373,255
FGX International Holdings Ltd.*	4,797	66,918
Fossil, Inc.*	15,702	446,722
Fuqi International, Inc.* (a)	3,300	96,624
G-III Apparel Group Ltd.*	4,400	62,260
Iconix Brand Group, Inc.*	23,568	293,893

Jones Apparel Group, Inc.	28,179	505,250
K-Swiss, Inc. "A"	8,700	76,473
Kenneth Cole Productions, Inc. "A"	2,910	29,187
Liz Claiborne, Inc.	31,870	157,119
Lululemon Athletica, Inc.* (a)	13,394	304,714
Maidenform Brands, Inc.*	6,196	99,508
Movado Group, Inc.	5,700	82,821
Oxford Industries, Inc.	4,492	88,492
Perry Ellis International, Inc.*	3,100	49,724
Quiksilver, Inc.*	42,824	117,766
Skechers USA, Inc. "A"*	11,081	189,928
Steven Madden Ltd.*	5,138	189,130
The Warnaco Group, Inc.*	15,077	661,277
Timberland Co. "A"*	14,589	203,079
True Religion Apparel, Inc.*	8,324	215,841
Under Armour, Inc. "A"* (a)	11,094	308,746
Unifi, Inc.*	13,809	44,189
UniFirst Corp.	4,687	208,337
Volcom, Inc.*	6,235	102,753
Weyco Group, Inc.	2,300	52,670
Wolverine World Wide, Inc.	16,213	402,731

		6,375,163
Consumer Staples 3.3%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,000	111,240
Coca-Cola Bottling Co.	1,376	66,640
Heckmann Corp.*	26,686	122,222
National Beverage Corp.*	3,820	43,968

		344,070
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	379	45,291
Casey's General Stores, Inc.	16,741	525,333
Diedrich Coffee, Inc.*	938	22,559
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,140	99,257
Ingles Markets, Inc. "A"	4,300	68,069
Nash Finch Co.	4,400	120,296
Pantry, Inc.*	7,400	116,032
PriceSmart, Inc.	5,200	97,500
Ruddick Corp.	14,142	376,460
Spartan Stores, Inc.	7,400	104,562
Susser Holdings Corp.*	2,300	28,911
The Andersons, Inc. (a)	6,100	214,720
United Natural Foods, Inc.*	14,345	343,132
Village Super Market, Inc. "A"	2,000	58,940
Weis Markets, Inc.	3,639	116,266
Winn-Dixie Stores, Inc.*	17,994	236,081

		2,573,409
Food Products 1.3%
AgFeed Industries, Inc.* (a)	9,622	51,382
Alico, Inc. (a)	1,130	33,211
American Dairy, Inc.* (a)	2,761	78,219
American Italian Pasta Co. "A"*	7,012	190,586
B&G Foods, Inc. "A"	5,933	48,591
Cal-Maine Foods, Inc. (a)	4,416	118,216

Calavo Growers, Inc.	3,427	65,044
Chiquita Brands International, Inc.* (a)	14,676	237,164
Darling International, Inc.*	27,549	202,485
Diamond Foods, Inc.	5,401	171,320
Farmer Brothers Co.	2,144	44,381
Fresh Del Monte Produce, Inc.*	13,727	310,368
Griffin Land & Nurseries, Inc.	1,000	32,000
Hain Celestial Group, Inc.*	13,682	262,284
HQ Sustainable Maritime Industries, Inc.*	3,000	26,400
Imperial Sugar Co.	4,300	54,524
J & J Snack Foods Corp.	4,732	204,375
Lancaster Colony Corp.	6,400	328,128
Lance, Inc.	9,320	240,642
Lifeway Foods, Inc.* (a)	1,481	16,276
Omega Protein Corp.*	6,600	32,010
Overhill Farms, Inc.*	5,050	30,553
Sanderson Farms, Inc.	6,750	254,070
Seneca Foods Corp. "A"*	3,099	84,913
Smart Balance, Inc.*	21,010	129,001
Synutra International, Inc.* (a)	5,903	80,930
Tootsie Roll Industries, Inc. (a)	8,075	192,024
TreeHouse Foods, Inc.* (a)	10,570	377,032
Zapata Corp.*	2,645	18,409
Zhongpin, Inc.* (a)	6,900	101,568

		4,016,106
Household Products 0.2%
Central Garden & Pet Co. "A"*	20,500	224,065
Oil-Dri Corp. of America	1,524	22,098
Orchids Paper Products Co.* (a)	1,542	30,840
WD-40 Co.	5,488	155,859

		432,862
Personal Products 0.6%
American Oriental Bioengineering, Inc.* (a)	21,000	102,060
Bare Escentuals, Inc.*	22,329	265,492
Chattem, Inc.*	6,471	429,739
China Sky One Medical, Inc.* (a)	3,425	45,176
China-Biotics, Inc.* (a)	2,500	40,000
Elizabeth Arden, Inc.*	7,957	93,654
Female Health Co.*	4,952	25,008
Inter Parfums, Inc.	4,650	56,776
Mannatech, Inc.	6,100	23,363
Medifast, Inc.*	4,246	92,223
Nu Skin Enterprises, Inc. "A"	16,607	307,728
Nutraceutical International Corp.*	3,491	39,344
Prestige Brands Holdings, Inc.*	11,860	83,494
Revlon, Inc. "A"*	6,257	30,409
Schiff Nutrition International, Inc.	3,390	17,662
USANA Health Sciences, Inc.*	2,039	69,550

		1,721,678
Tobacco 0.2%
Alliance One International, Inc.*	29,789	133,454
Star Scientific, Inc.* (a)	24,200	22,506
Universal Corp.	8,368	349,950

Vector Group Ltd. (a)	13,155	204,962

		710,872
Energy 4.8%
Energy Equipment & Services 1.8%
Allis-Chalmers Energy, Inc.*	19,438	84,750
Basic Energy Services, Inc.*	8,052	68,362
Bolt Technology Corp.*	2,900	36,453
Boots & Coots, Inc.*	25,346	40,807
Bristow Group, Inc.*	9,645	286,360
Bronco Drilling Co., Inc.*	8,067	52,839
Cal Dive International, Inc.*	14,949	147,846
CARBO Ceramics, Inc. (a)	6,475	333,786
Complete Production Services, Inc.*	19,567	221,107
Dawson Geophysical Co.*	2,600	71,188
Dril-Quip, Inc.*	9,699	481,458
ENGlobal Corp.*	6,739	27,765
Geokinetics, Inc.*	1,900	40,280
Global Industries Ltd.*	33,583	319,039
Gulf Island Fabrication, Inc.	4,100	76,834
GulfMark Offshore, Inc.*	7,500	245,550
Hercules Offshore, Inc.*	29,481	144,752
Hornbeck Offshore Services, Inc.*	7,690	211,936
ION Geophysical Corp.*	30,700	108,064
Key Energy Services, Inc.*	40,802	354,977
Lufkin Industries, Inc.	4,993	265,528
Matrix Service Co.*	9,012	97,960
NATCO Group, Inc. "A"*	6,705	296,897
Natural Gas Services Group*	4,000	70,480
Newpark Resources, Inc.*	30,025	96,380
OYO Geospace Corp.*	1,400	36,162
Parker Drilling Co.*	39,057	213,251
PHI, Inc. (Non Voting)*	4,300	87,204
Pioneer Drilling Co.*	14,400	105,696
RPC, Inc.	9,150	95,892
SulphCo, Inc.* (a)	16,900	23,153
Superior Well Services, Inc.*	5,048	48,865
T-3 Energy Services, Inc.*	4,200	82,740
TETRA Technologies, Inc.*	25,217	244,353
TGC Industries, Inc.	4,074	19,759
Union Drilling, Inc.*	3,732	28,512
Willbros Group, Inc.*	13,275	202,178

		5,369,163
Oil, Gas & Consumable Fuels 3.0%
Alon USA Energy, Inc.	2,677	26,583
Apco Oil & Gas International, Inc.	2,989	68,508
Approach Resources, Inc.*	3,500	31,780
Arena Resources, Inc.*	12,609	447,619
Atlas Energy, Inc. (a)	11,397	308,517
ATP Oil & Gas Corp.* (a)	9,442	168,917
Berry Petroleum Co. "A" (a)	14,315	383,356
Bill Barrett Corp.*	12,699	416,400
BPZ Resources, Inc.*	31,047	233,473
Brigham Exploration Co.*	27,377	248,583
Carrizo Oil & Gas, Inc.* (a)	9,236	226,190
Cheniere Energy, Inc.* (a)	17,800	52,154

Clayton Williams Energy, Inc.*	2,000	60,240
Clean Energy Fuels Corp.*	9,972	143,696
Contango Oil & Gas Co.*	4,000	204,240
CREDO Petroleum Corp.*	2,114	21,394
Crosstex Energy, Inc. (a)	13,600	71,808
Cubic Energy, Inc.*	7,838	7,368
CVR Energy, Inc.*	7,515	93,487
Delek US Holdings, Inc.	4,200	35,994
Delta Petroleum Corp.*	61,227	107,147
DHT Maritime, Inc.	16,464	61,905
Endeavour International Corp.* (a)	38,200	46,222
Evergreen Energy, Inc.*	39,300	24,366
FX Energy, Inc.* (a)	14,700	47,481
General Maritime Corp. (a)	16,358	126,611
GeoResources, Inc.*	2,400	26,520
GMX Resources, Inc.*	8,515	133,771
Golar LNG Ltd.	11,000	121,660
Goodrich Petroleum Corp.* (a)	8,051	207,796
Gran Tierra Energy, Inc.*	68,340	284,294
Green Plains Renewable Energy, Inc.*	2,922	20,746
Gulfport Energy Corp.*	8,658	75,671
Harvest Natural Resources, Inc.*	10,900	55,917
International Coal Group, Inc.* (a)	29,955	120,719
Isramco, Inc.*	336	43,895
James River Coal Co.*	9,128	174,436
Knightsbridge Tankers Ltd.	5,700	74,328
McMoRan Exploration Co.*	25,468	192,283
Nordic American Tanker Shipping Ltd. (a)	13,893	410,955
Northern Oil and Gas, Inc.*	9,337	78,431
Oilsands Quest, Inc.* (a)	49,700	56,161
Panhandle Oil & Gas, Inc.	2,200	46,992
Parallel Petroleum Corp.*	13,200	41,844
Patriot Coal Corp.* (a)	24,293	285,686
Penn Virginia Corp.	15,215	348,576
Petroleum Development Corp.*	5,078	94,755
PetroQuest Energy, Inc.* (a)	15,011	97,421
PrimeEnergy Corp.*	209	5,994
Rex Energy Corp.*	8,363	69,831
Rosetta Resources, Inc.*	17,566	258,044
Ship Finance International Ltd.	14,573	179,102
Stone Energy Corp.*	13,694	223,349
Swift Energy Co.*	12,298	291,217
Syntroleum Corp.*	20,697	55,882
Teekay Tankers Ltd. "A" (a)	3,911	32,657
Toreador Resources Corp.	6,681	66,743
Uranerz Energy Corp.* (a)	14,427	33,038
Uranium Energy Corp.* (a)	15,302	45,141
USEC, Inc.*	38,295	179,604
VAALCO Energy, Inc.*	18,700	86,020
Venoco, Inc.*	5,800	66,758
W&T Offshore, Inc.	11,221	131,398
Warren Resources, Inc.*	19,323	57,196
Western Refining, Inc.* (a)	10,384	66,977
Westmoreland Coal Co.*	2,800	22,764
World Fuel Services Corp. (a)	9,767	469,500

Zion Oil & Gas, Inc.* (a)	3,778	36,873

		9,034,984
Financials 19.8%
Capital Markets 2.4%
Allied Capital Corp.	60,249	184,964
American Capital Ltd. (a)	92,887	300,025
Ares Capital Corp.	32,601	359,263
BGC Partners, Inc. "A"	16,416	70,260
BlackRock Kelso Capital Corp.	3,800	28,196
Broadpoint Gleacher Securities, Inc.*	15,337	127,910
Calamos Asset Management, Inc. "A"	6,600	86,196
Capital Southwest Corp.	1,000	76,750
Cohen & Steers, Inc.	5,637	135,288
Diamond Hill Investment Group*	700	40,579
Duff & Phelps Corp. "A"	5,627	107,813
E*TRADE Financial Corp.* (a)	481,656	842,898
Epoch Holding Corp.	4,061	35,534
Evercore Partners, Inc. "A"	3,500	102,270
FBR Capital Markets Corp.*	6,304	37,383
FCStone Group, Inc.*	8,650	41,693
Fifth Street Finance Corp.	9,400	102,742
GAMCO Investors, Inc. "A"	2,295	104,881
GFI Group, Inc.	21,425	154,903
Gladstone Capital Corp.	6,870	61,349
Gladstone Investment Corp.	6,600	32,010
Harris & Harris Group, Inc.*	8,500	53,125
Hercules Technology Growth Capital, Inc.	11,626	114,167
International Assets Holding Corp.*	1,449	23,923
JMP Group, Inc.	4,691	45,315
KBW, Inc.*	11,662	375,750
Knight Capital Group, Inc. "A"*	30,673	667,138
Kohlberg Capital Corp.	6,800	41,004
LaBranche & Co., Inc.*	19,418	66,021
Main Street Capital Corp.	2,400	34,152
MCG Capital Corp.*	23,194	97,183
MF Global Ltd.*	31,975	232,458
MVC Capital, Inc.	7,300	64,094
NGP Capital Resources Co.	7,100	51,546
Oppenheimer Holdings, Inc. "A"	3,142	76,508
optionsXpress Holdings, Inc.	14,161	244,702
PennantPark Investment Corp.	6,896	55,926
Penson Worldwide, Inc.* (a)	6,835	66,573
Piper Jaffray Companies, Inc.*	6,571	313,568
Prospect Capital Corp. (a)	14,784	158,337
Pzena Investment Management, Inc. "A"*	2,800	22,876
Riskmetrics Group, Inc.*	7,351	107,472
Safeguard Scientifics, Inc.*	6,644	72,885
Sanders Morris Harris Group, Inc.	6,136	36,264
Stifel Financial Corp.* (a)	9,878	542,302
SWS Group, Inc.	7,909	113,890
Teton Advisors, Inc.*	40	0
Thomas Weisel Partners Group, Inc.*	6,721	35,890
TICC Capital Corp.	9,591	48,339
TradeStation Group, Inc.*	11,500	93,725

Triangle Capital Corp.	2,500	30,850
US Global Investors, Inc. "A"	4,200	51,786
Virtus Investment Partners, Inc.*	1,760	27,474
Westwood Holdings Group, Inc.	1,838	63,779

		7,061,929
Commercial Banks 5.7%
1st Source Corp.	4,933	80,408
Alliance Financial Corp.	1,287	34,813
American National Bankshares, Inc.	1,893	41,305
Ameris Bancorp.	4,091	29,252
Ames National Corp.	2,109	50,848
Arrow Financial Corp.	2,987	81,515
BancFirst Corp.	2,300	84,939
Banco Latinoamericano de Comercio Exterior SA "E"	9,200	130,824
Bancorp. Rhode Island, Inc.	1,041	26,004
Bank of Kentucky Financial Corp.	929	19,658
Bank of Marin Bancorp.	1,638	51,319
Bank of the Ozarks, Inc.	4,500	119,385
Banner Corp. (a)	5,700	15,561
Bar Harbor Bankshares	868	29,512
Boston Private Financial Holdings, Inc.	22,399	145,818
Bridge Bancorp., Inc.	2,006	48,806
Bryn Mawr Bank Corp.	2,205	38,521
Camden National Corp.	2,512	82,996
Cape Bancorp., Inc.*	3,654	28,063
Capital City Bank Group, Inc. (a)	3,881	55,110
Cardinal Financial Corp.	9,984	82,168
Cathay General Bancorp. (a)	16,336	132,158
Center Bancorp., Inc.	3,385	25,489
Centerstate Banks, Inc.	6,105	48,168
Central Pacific Financial Corp. (a)	10,212	25,734
Century Bancorp., Inc. "A"	1,033	22,416
Chemical Financial Corp.	7,070	154,055
Chicopee Bancorp., Inc.*	1,931	25,509
Citizens & Northern Corp.	2,800	41,412
Citizens Holdings Co.	1,400	37,044
Citizens Republic Bancorp., Inc.* (a)	38,920	29,579
City Holding Co.	5,300	157,993
CNB Financial Corp. (a)	2,740	47,046
CoBiz Financial, Inc.	5,700	28,386
Columbia Banking System, Inc.	9,235	152,839
Community Bank System, Inc.	10,800	197,316
Community Trust Bancorp., Inc.	5,088	133,153
CVB Financial Corp. (a)	28,519	216,459
Eagle Bancorp., Inc.*	3,033	29,056
East West Bancorp., Inc. (a)	30,800	255,640
Enterprise Bancorp., Inc.	1,493	19,110
Enterprise Financial Services Corp.	3,626	33,541
Farmers Capital Bank Corp.	2,073	37,065
Financial Institutions, Inc.	3,400	33,898
First BanCorp. - North Carolina	4,816	86,929
First BanCorp. - Puerto Rico	27,866	84,991
First Bancorp., Inc.	2,700	50,220
First Busey Corp. (a)	8,518	40,035
First California Financial Group, Inc.*	1,640	7,872

First Commonwealth Financial Corp. (a)	28,491	161,829
First Community Bancshares, Inc.	3,472	43,817
First Financial Bancorp.	16,913	203,802
First Financial Bankshares, Inc. (a)	6,986	345,528
First Financial Corp. - Indiana	3,923	120,201
First Merchants Corp.	6,928	48,288
First Midwest Bancorp., Inc.	16,100	181,447
First of Long Island Corp.	1,711	45,496
First South Bancorp., Inc. (a)	2,400	27,600
FirstMerit Corp. (a)	27,251	518,587
FNB Corp. (a)	38,248	271,943
German American Bancorp., Inc. (a)	3,537	54,859
Glacier Bancorp., Inc. (a)	20,580	307,465
Great Southern Bancorp., Inc. (a)	3,543	84,005
Guaranty Bancorp.*	16,300	24,124
Hampton Roads Bankshares, Inc. (a)	5,915	17,035
Hancock Holding Co. (a)	7,948	298,606
Harleysville National Corp.	13,830	73,714
Heartland Financial USA, Inc. (a)	4,287	63,233
Heritage Financial Corp.	1,668	21,934
Home Bancorp., Inc.*	2,819	34,307
Home Bancshares, Inc.	5,754	126,128
IBERIABANK Corp.	6,757	307,849
Independent Bank Corp. - Massachusetts	6,983	154,534
International Bancshares Corp. (a)	17,180	280,206
Investors Bancorp., Inc.*	15,783	167,458
Lakeland Bancorp., Inc.	6,673	50,048
Lakeland Financial Corp.	4,051	83,653
MainSource Financial Group, Inc.	7,158	48,674
MB Financial, Inc. (a)	16,503	346,068
Merchants Bancshares, Inc.	1,476	31,527
Metro Bancorp., Inc.*	1,500	18,255
MidSouth Bancorp., Inc.	1,407	18,572
Nara Bancorp., Inc.	8,300	57,685
National Bankshares, Inc. (a)	2,224	56,601
National Penn Bancshares, Inc. (a)	41,543	253,828
NBT Bancorp., Inc.	11,445	257,970
Northfield Bancorp., Inc.	6,235	79,808
Northrim BanCorp., Inc.	1,982	30,226
Norwood Financial Corp.	531	16,514
Ohio Valley Banc Corp.	1,246	33,019
Old National Bancorp. (a)	28,655	320,936
Old Point Financial Corp.	515	8,580
Old Second Bancorp., Inc. (a)	4,094	23,459
Oriental Financial Group, Inc.	8,142	103,403
Orrstown Financial Services, Inc. (a)	1,658	64,065
Pacific Capital Bancorp. (a)	16,668	24,002
Pacific Continental Corp.	4,104	43,215
PacWest Bancorp.	8,093	154,172
Park National Corp.	3,708	216,325
Peapack-Gladstone Financial Corp. (a)	2,730	43,844
Penns Woods Bancorp., Inc.	1,195	38,252
Peoples Bancorp., Inc.	3,595	46,915
Peoples Financial Corp.	1,094	20,359
Pinnacle Financial Partners, Inc.*	11,100	141,081

Porter Bancorp., Inc.	696	11,345
PremierWest Bancorp.	6,833	18,517
PrivateBancorp., Inc.	11,711	286,451
Prosperity Bancshares, Inc.	15,250	530,548
Renasant Corp.	6,979	103,638
Republic Bancorp., Inc. "A"	3,313	66,127
Republic First Bancorp., Inc.*	2,119	9,620
S&T Bancorp., Inc. (a)	7,760	100,570
S.Y. Bancorp., Inc.	3,860	89,127
Sandy Spring Bancorp., Inc. (a)	5,500	89,540
Santander BanCorp.*	884	8,619
SCBT Financial Corp.	4,146	116,503
Shore Bancshares, Inc.	2,600	43,498
Sierra Bancorp. (a)	2,333	28,019
Signature Bank*	13,349	387,121
Simmons First National Corp. "A"	4,709	135,666
Smithtown Bancorp., Inc.	4,793	55,311
South Financial Group, Inc.	53,779	79,055
Southside Bancshares, Inc.	4,331	97,534
Southwest Bancorp., Inc.	4,716	66,213
State Bancorp., Inc.	4,711	39,808
StellarOne Corp.	7,497	110,581
Sterling Bancorp.	6,018	43,450
Sterling Bancshares, Inc.	27,699	202,480
Sterling Financial Corp. - Washington* (a)	17,611	35,222
Suffolk Bancorp.	3,202	94,811
Sun Bancorp., Inc.*	4,438	23,433
Susquehanna Bancshares, Inc. (a)	28,507	167,906
SVB Financial Group* (a)	11,031	477,311
Texas Capital Bancshares, Inc.*	11,928	200,868
The Bancorp., Inc.*	3,467	19,831
Tompkins Financial Corp.	2,688	117,466
Tower Bancorp., Inc.	1,090	28,634
TowneBank (a)	7,346	93,662
TriCo Bancshares	4,571	74,964
Trustmark Corp.	18,940	360,807
UCBH Holdings, Inc. (a)	42,161	33,729
UMB Financial Corp.	10,773	435,660
Umpqua Holdings Corp.	28,540	302,524
Union Bankshares Corp.	4,472	55,676
United Bankshares, Inc. (a)	12,757	249,910
United Community Banks, Inc. (a)	14,648	73,239
United Security Bancshares, Inc.	1,907	42,316
Univest Corp. of Pennsylvania	4,281	92,769
Washington Banking Co.	2,905	26,900
Washington Trust Bancorp., Inc.	4,587	80,364
Webster Financial Corp.	22,404	279,378
WesBanco, Inc.	7,688	118,857
West Bancorp.	5,400	26,784
Westamerica Bancorp. (a)	9,735	506,220
Western Alliance Bancorp.*	15,138	95,521
Wilber Corp.	1,688	14,179
Wilshire Bancorp., Inc.	6,400	46,976
Wintrust Financial Corp.	7,950	222,282

Yadkin Valley Financial Corp.	5,178	24,181

		17,186,710
Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	14,750	82,600
Cardtronics, Inc.*	3,300	25,806
Cash America International, Inc. (a)	9,868	297,619
CompuCredit Holdings Corp.*	5,893	27,756
Credit Acceptance Corp.* (a)	2,037	65,571
Dollar Financial Corp.*	8,100	129,762
EZCORP, Inc. "A"*	14,948	204,190
First Cash Financial Services, Inc.*	7,673	131,438
Nelnet, Inc. "A"*	6,440	80,114
QC Holdings, Inc.	832	5,616
Rewards Network, Inc.*	2,006	27,562
The First Marblehead Corp.*	22,000	48,400
World Acceptance Corp.*	5,329	134,344

		1,260,778
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.*	4,934	35,772
California First National Bancorp.	432	4,782
Compass Diversified Holdings	7,900	82,713
Encore Capital Group, Inc.*	4,300	57,835
Financial Federal Corp.	8,750	215,950
Life Partners Holdings, Inc. (a)	2,325	41,618
MarketAxess Holdings, Inc.*	10,600	127,730
Medallion Financial Corp.	4,500	37,620
NewStar Financial, Inc.*	8,756	28,807
PHH Corp.* (a)	18,237	361,822
PICO Holdings, Inc.*	7,430	247,790
Portfolio Recovery Associates, Inc.*	5,153	233,585
Primus Guaranty Ltd.*	6,100	26,047
Resource America, Inc.	4,300	20,683

		1,522,754
Insurance 3.2%
Ambac Financial Group, Inc. (a)	99,185	166,631
American Equity Investment Life Holding Co.	17,872	125,461
American Physicians Capital, Inc.	3,153	90,838
American Physicians Service Group, Inc.	2,006	46,218
American Safety Insurance Holdings Ltd.*	3,175	50,165
Amerisafe, Inc.*	6,300	108,675
AmTrust Financial Services, Inc.	7,492	85,484
Argo Group International Holdings Ltd.*	10,173	342,627
Assured Guaranty Ltd. (a)	34,428	668,592
Baldwin & Lyons, Inc.	2,625	61,556
Citizens, Inc.* (a)	10,944	69,385
CNA Surety Corp.*	5,543	89,797
Conseco, Inc.*	62,120	326,751
Crawford & Co. "B"*	7,300	32,193
Delphi Financial Group, Inc. "A"	14,190	321,120
Donegal Group, Inc. "A"	3,566	55,059
Eastern Insurance Holdings, Inc.	2,444	23,291
eHealth, Inc.*	8,300	120,516
EMC Insurance Group, Inc.	1,700	35,921
Employers Holdings, Inc.	15,400	238,392
Enstar Group Ltd.*	2,234	139,111
FBL Financial Group, Inc. "A"	4,147	80,576

First Acceptance Corp.*	4,205	11,354
First Mercury Financial Corp.	5,118	68,172
Flagstone Reinsurance Holdings Ltd.	13,002	146,663
FPIC Insurance Group, Inc.*	2,500	83,875
Greenlight Capital Re Ltd. "A"*	9,400	176,720
Hallmark Financial Services, Inc.*	2,863	23,047
Harleysville Group, Inc.	4,500	142,425
Hilltop Holdings, Inc.*	13,263	162,604
Horace Mann Educators Corp.	13,068	182,560
Independence Holding Co.	1,640	9,643
Infinity Property & Casualty Corp.	4,613	195,960
Kansas City Life Insurance Co.	1,400	43,596
Maiden Holdings Ltd.	16,598	120,668
Max Capital Group Ltd.	15,496	331,150
Meadowbrook Insurance Group, Inc.	19,116	141,458
Mercer Insurance Group, Inc.	1,702	30,755
Montpelier Re Holdings Ltd.	28,467	464,581
National Financial Partners Corp.*	14,227	124,059
National Interstate Corp.	2,269	39,708
National Western Life Insurance Co. "A"	745	131,105
Navigators Group, Inc.*	4,200	231,000
NYMAGIC, Inc.	1,455	25,113
Phoenix Companies, Inc.*	39,800	129,350
Platinum Underwriters Holdings Ltd.	16,900	605,696
PMA Capital Corp. "A"*	10,600	60,314
Presidential Life Corp.	6,900	71,484
ProAssurance Corp.*	10,874	567,514
RLI Corp.	6,255	330,139
Safety Insurance Group, Inc.	4,474	147,284
Seabright Insurance Holdings*	7,612	86,929
Selective Insurance Group, Inc.	17,700	278,421
State Auto Financial Corp.	4,690	84,092
Stewart Information Services Corp.	5,600	69,272
Tower Group, Inc.	13,526	329,899
United America Indemnity Ltd. "A"*	12,309	90,964
United Fire & Casualty Co.	7,400	132,460
Universal Insurance Holdings, Inc.	4,094	20,593
Zenith National Insurance Corp.	12,286	379,637

		9,548,623
Real Estate Investment Trusts 6.0%
Acadia Realty Trust (REIT)	13,295	200,356
Agree Realty Corp. (REIT)	2,597	59,549
Alexander's, Inc. (REIT)	700	207,116
American Campus Communities, Inc. (REIT)	17,229	462,599
American Capital Agency Corp. (REIT)	3,281	93,344
Anthracite Capital, Inc. (REIT)* (a)	17,800	18,690
Anworth Mortgage Asset Corp. (REIT)	34,110	268,787
Ashford Hospitality Trust (REIT)*	21,977	76,040
Associated Estates Realty Corp. (REIT)	5,000	48,100
BioMed Realty Trust, Inc. (REIT)	32,353	446,471
CapLease, Inc. (REIT) (a)	15,565	62,727
Capstead Mortgage Corp. (REIT)	21,353	297,020
Care Investment Trust, Inc. (REIT)	3,700	28,379
CBL & Associates Properties, Inc. (REIT) (a)	45,359	439,982
Cedar Shopping Centers, Inc. (REIT)	13,000	83,850

Cogdell Spencer, Inc. (REIT)	8,988	43,142
Colonial Properties Trust (REIT) (a)	16,293	158,531
Cousins Properties, Inc. (REIT)	24,008	198,786
Cypress Sharpridge Investments, Inc. (REIT)	5,425	77,035
DCT Industrial Trust, Inc. (REIT)	67,192	343,351
Developers Diversified Realty Corp. (REIT) (a)	46,117	426,121
DiamondRock Hospitality Co. (REIT)*	36,100	292,410
DuPont Fabros Technology, Inc. (REIT)*	8,813	117,477
Dynex Capital, Inc. (REIT) (a)	3,434	28,949
EastGroup Properties, Inc. (REIT)	8,418	321,736
Education Realty Trust, Inc. (REIT)	19,090	113,204
Entertainment Properties Trust (REIT)	11,549	394,283
Equity Lifestyle Properties, Inc. (REIT)	8,438	361,062
Equity One, Inc. (REIT) (a)	10,942	171,461
Extra Space Storage, Inc. (REIT)	28,900	304,895
FelCor Lodging Trust, Inc. (REIT)	21,171	95,905
First Industrial Realty Trust, Inc. (REIT)	13,600	71,400
First Potomac Realty Trust (REIT)	9,200	106,352
Franklin Street Properties Corp. (REIT)	21,945	287,479
Getty Realty Corp. (REIT)	5,750	141,105
Gladstone Commercial Corp. (REIT)	2,731	37,360
Glimcher Realty Trust (REIT)	20,321	74,578
Government Properties Income Trust (REIT)	3,779	90,734
Gramercy Capital Corp. (REIT)*	13,553	32,934
Hatteras Financial Corp. (REIT) (a)	12,098	362,698
Healthcare Realty Trust, Inc. (REIT)	19,842	419,261
Hersha Hospitality Trust (REIT)	16,000	49,600
Highwoods Properties, Inc. (REIT)	23,411	736,276
Home Properties, Inc. (REIT) (a)	10,821	466,277
Inland Real Estate Corp. (REIT)	23,300	204,108
Invesco Mortgage Capital (REIT)	2,897	63,299
Investors Real Estate Trust (REIT)	19,690	177,998
iStar Financial, Inc. (REIT)* (a)	33,442	101,664
Kilroy Realty Corp. (REIT)	14,190	393,631
Kite Realty Group Trust (REIT)	14,993	62,521
LaSalle Hotel Properties (REIT)	20,991	412,683
Lexington Realty Trust (REIT)	28,822	146,992
LTC Properties, Inc. (REIT)	7,800	187,512
Medical Properties Trust, Inc. (REIT) (a)	26,821	209,472
MFA Financial, Inc. (REIT)	92,197	733,888
Mid-America Apartment Communities, Inc. (REIT)	9,420	425,125
Mission West Properties, Inc. (REIT)	6,300	42,399
Monmouth Real Estate Investment Corp. "A" (REIT)	5,900	41,064
National Health Investors, Inc. (REIT)	8,689	275,007
National Retail Properties, Inc. (REIT) (a)	26,450	567,881
NorthStar Realty Finance Corp. (REIT) (a)	20,824	73,092
OMEGA Healthcare Investors, Inc. (REIT)	27,233	436,273
Parkway Properties, Inc. (REIT) (a)	7,200	141,840
Pennsylvania Real Estate Investment Trust (REIT) (a)	11,883	90,430
Pennymac Mortgage Investment Trust (REIT)*	4,837	95,918
Post Properties, Inc. (REIT)	14,934	268,812
Potlatch Corp. (REIT)	13,285	377,958
PS Business Parks, Inc. (REIT)	5,881	301,813
RAIT Financial Trust (REIT)	22,200	65,268
Ramco-Gershenson Properties Trust (REIT)	8,539	76,168

Redwood Trust, Inc. (REIT)	25,601	396,815
Resource Capital Corp. (REIT)	6,200	33,728
Saul Centers, Inc. (REIT)	2,116	67,924
Sovran Self Storage, Inc. (REIT) (a)	7,572	230,416
Starwood Property Trust, Inc. (REIT)*	13,324	269,811
Strategic Hotels & Resorts, Inc. (REIT) *	28,800	74,592
Sun Communities, Inc. (REIT)	5,500	118,360
Sunstone Hotel Investors, Inc. (REIT)	25,273	179,438
Tanger Factory Outlet Centers, Inc. (REIT)	13,240	494,382
Transcontinental Realty Investors, Inc. *	238	2,785
U-Store-It Trust (REIT)	26,169	163,556
UMH Properties, Inc. (REIT)	2,562	20,880
Universal Health Realty Income Trust (REIT)	3,700	120,435
Urstadt Biddle Properties "A" (REIT)	6,800	99,212
Walter Investment Management Corp. (REIT)	5,975	95,720
Washington Real Estate Investment Trust (REIT)	19,236	553,997
Winthrop Realty Trust (REIT)	3,661	35,658

		18,047,937
Real Estate Management & Development 0.2%
American Realty Investors, Inc.*	631	7,301
Avatar Holdings, Inc.*	2,200	41,800
China Housing & Land Development, Inc.*	8,800	33,880
Consolidated-Tomoka Land Co.	1,775	67,982
Forestar Group, Inc.* (a)	11,853	203,635
Tejon Ranch Co.*	3,600	92,448

		447,046
Thrifts & Mortgage Finance 1.4%
Abington Bancorp., Inc.	6,900	53,406
Astoria Financial Corp.	28,758	317,488
Bank Mutual Corp.	15,731	139,062
BankFinancial Corp.	6,991	66,974
Beneficial Mutual Bancorp., Inc.*	10,900	99,517
Berkshire Hills Bancorp., Inc.	4,540	99,608
Brookline Bancorp., Inc.	19,772	192,184
Brooklyn Federal Bancorp., Inc.	600	7,320
Cheviot Financial Corp.	616	5,273
Clifton Savings Bancorp., Inc.	3,000	29,400
Danvers Bancorp., Inc.	5,800	78,822
Dime Community Bancshares	8,969	102,516
ESB Financial Corp.	2,879	38,550
ESSA Bancorp., Inc.	4,800	63,408
First Defiance Financial Corp.	2,546	37,961
First Financial Holdings, Inc.	3,500	55,895
First Financial Northwest, Inc.	6,400	37,248
First Financial Service Corp.	1,063	14,319
Flagstar Bancorp., Inc.*	12,550	12,927
Flushing Financial Corp.	9,897	112,826
Fox Chase Bancorp., Inc.*	1,600	16,032
Heritage Financial Group	350	2,898
Home Federal Bancorp., Inc.	5,391	61,565
K-Fed Bancorp.	1,069	9,642
Kearny Financial Corp. (a)	5,796	60,394
Kentucky First Federal Bancorp.	719	8,980
Legacy Bancorp., Inc.	2,224	23,352
Meridian Interstate Bancorp., Inc.*	2,800	23,800

MGIC Investment Corp.*	41,357	306,455
NASB Financial, Inc.	1,000	26,300
NewAlliance Bancshares, Inc.	35,300	377,710
Northeast Community Bancorp., Inc.	1,657	12,229
Northwest Bancorp., Inc.	5,700	130,188
OceanFirst Financial Corp.	2,797	32,445
Ocwen Financial Corp.*	18,756	212,318
Oritani Financial Corp.	3,700	50,468
Provident Financial Services, Inc.	20,037	206,181
Provident New York Bancorp.	11,624	111,009
Prudential Bancorp., Inc. of Pennsylvania	1,086	10,903
Radian Group, Inc.	27,250	288,305
Rockville Financial, Inc.	2,500	26,875
Roma Financial Corp.	2,900	36,047
Territorial Bancorp., Inc.*	4,019	63,018
The PMI Group, Inc.	25,000	106,250
Tree.com, Inc.*	2,019	15,243
TrustCo Bank Corp.	25,183	157,394
United Financial Bancorp., Inc.	5,500	63,690
ViewPoint Financial Group	3,400	47,736
Waterstone Financial, Inc.*	3,020	15,281
Westfield Financial, Inc.	9,900	83,853
WSFS Financial Corp.	2,200	58,608

		4,209,873
Health Care 14.1%
Biotechnology 4.0%
Acorda Therapeutics, Inc.*	12,722	296,168
Affymax, Inc.*	4,579	109,392
Alkermes, Inc.*	31,232	287,022
Allos Therapeutics, Inc.*	20,961	151,967
Alnylam Pharmaceuticals, Inc.*	12,084	274,065
AMAG Pharmaceuticals, Inc.*	5,741	250,767
Amicus Therapeutics, Inc.* (a)	4,973	43,514
Arena Pharmaceuticals, Inc.* (a)	31,114	139,080
ARIAD Pharmaceuticals, Inc.*	28,618	63,532
ArQule, Inc.*	14,500	65,830
Array BioPharma, Inc.*	15,833	37,683
AVI BioPharma, Inc.* (a)	25,167	43,287
BioCryst Pharmaceuticals, Inc.* (a)	6,971	57,441
BioSpecifics Technologies Corp.*	1,133	36,267
Cardium Therapeutics, Inc.* (a)	12,409	20,103
Celera Corp.*	27,580	171,823
Cell Therapeutics, Inc.* (a)	180,019	221,423
Celldex Therapeutics, Inc.* (a)	3,747	20,571
Cepheid, Inc.* (a)	19,170	253,427
Chelsea Therapeutics International Ltd.*	7,764	19,488
Clinical Data, Inc.*	3,500	58,345
Cubist Pharmaceuticals, Inc.*	19,297	389,799
Curis, Inc.* (a)	20,390	47,713
Cytokinetics, Inc.*	14,310	75,700
Cytori Therapeutics, Inc.* (a)	8,857	34,985
Dyax Corp.*	19,302	69,294
Emergent Biosolutions, Inc.*	5,719	100,998
Enzon Pharmaceuticals, Inc.* (a)	15,131	124,831

Exelixis, Inc.* (a)	35,170	224,385
Facet Biotech Corp.*	8,139	140,723
Genomic Health, Inc.* (a)	4,741	103,638
Geron Corp.*	29,822	195,632
GTx, Inc.* (a)	6,746	86,349
Halozyme Therapeutics, Inc.* (a)	21,121	150,170
Hemispherx Biopharma, Inc.* (a)	38,323	76,646
Human Genome Sciences, Inc.*	53,544	1,007,698
Idenix Pharmaceuticals, Inc.*	8,923	27,572
Idera Pharmaceuticals, Inc.*	7,086	52,507
ImmunoGen, Inc.*	17,160	139,168
Immunomedics, Inc.* (a)	20,900	115,368
Incyte Corp.* (a)	24,000	162,000
Infinity Pharmaceuticals, Inc.*	5,685	35,418
Insmed, Inc.*	41,835	34,305
InterMune, Inc.* (a)	12,775	203,506
Isis Pharmaceuticals, Inc.* (a)	30,802	448,785
Lexicon Pharmaceuticals, Inc.*	24,000	51,120
Ligand Pharmaceuticals, Inc. "B"*	37,947	87,658
MannKind Corp.* (a)	17,333	170,730
Martek Biosciences Corp.* (a)	11,129	251,404
Maxygen, Inc.*	8,300	55,527
Medivation, Inc.*	9,467	256,934
Metabolix, Inc.*	6,400	65,792
Micromet, Inc.*	18,859	125,601
Molecular Insight Pharmaceuticals, Inc.* (a)	5,200	28,756
Momenta Pharmaceuticals, Inc.*	11,797	125,166
Myriad Pharmaceuticals, Inc.*	7,911	46,358
Nabi Biopharmaceuticals*	19,133	68,688
Nanosphere, Inc.*	3,700	26,492
Neurocrine Biosciences, Inc.*	13,100	39,955
NeurogesX, Inc.*	3,322	26,576
Novavax, Inc.* (a)	21,587	85,485
NPS Pharmaceuticals, Inc.*	15,762	63,363
OncoGenex Pharmaceutical, Inc.*	1,430	51,480
Onyx Pharmaceuticals, Inc.*	20,295	608,241
Opko Health, Inc.*	13,400	30,552
Orexigen Therapeutics, Inc.*	6,500	64,025
Osiris Therapeutics, Inc.* (a)	5,544	36,923
OXiGENE, Inc.*	8,605	12,219
PDL BioPharma, Inc.	40,071	315,760
Pharmasset, Inc.*	6,940	146,712
Poniard Pharmaceuticals, Inc.*	7,511	56,182
Progenics Pharmaceuticals, Inc.*	9,000	47,160
Protalix BioTherapeutics, Inc.*	11,378	93,982
Regeneron Pharmaceuticals, Inc.*	20,824	401,903
Repligen Corp.*	9,600	48,096
Rigel Pharmaceuticals, Inc.*	16,371	134,242
Sangamo BioSciences, Inc.*	13,584	111,525
Savient Pharmaceuticals, Inc.* (a)	20,366	309,563
SciClone Pharmaceuticals, Inc.*	11,399	48,560
Seattle Genetics, Inc.* (a)	27,364	383,917
SIGA Technologies, Inc.* (a)	8,614	67,964
Spectrum Pharmaceuticals, Inc.* (a)	10,858	73,074
StemCells, Inc.*	34,035	55,477

Synta Pharmaceuticals Corp.*	5,100	15,810
Theravance, Inc.* (a)	17,601	257,679
Vanda Pharmaceuticals, Inc.* (a)	8,810	102,548
Vical, Inc.* (a)	10,549	44,939
ZymoGenetics, Inc.* (a)	12,400	74,896

		11,837,419
Health Care Equipment & Supplies 3.7%
Abaxis, Inc.* (a)	7,189	192,306
ABIOMED, Inc.* (a)	10,300	100,013
Accuray, Inc.*	13,189	85,728
Align Technology, Inc.* (a)	19,200	273,024
Alphatec Holdings, Inc.*	9,553	43,944
American Medical Systems Holdings, Inc.*	24,718	418,229
Analogic Corp.	4,300	159,186
AngioDynamics, Inc.*	8,400	115,752
Aspect Medical Systems, Inc.*	5,536	66,321
Atrion Corp.	492	71,045
ATS Medical, Inc.*	15,355	41,151
Bovie Medical Corp.*	5,521	43,340
Cantel Medical Corp.*	4,200	63,252
Cardiac Science Corp.*	6,312	25,248
Cardiovascular Systems, Inc.*	2,805	20,392
Conceptus, Inc.*	10,250	190,035
CONMED Corp.*	9,568	183,419
CryoLife, Inc.*	9,900	78,903
Cutera, Inc.*	4,245	36,719
Cyberonics, Inc.*	9,261	147,620
Cynosure, Inc. "A"*	3,600	41,940
Delcath Systems, Inc.* (a)	7,259	35,642
Dexcom, Inc.*	15,389	122,035
Electro-Optical Sciences, Inc.*	5,775	55,324
Endologix, Inc.*	14,308	88,567
EnteroMedics, Inc.* (a)	4,765	22,824
ev3, Inc.*	23,767	292,572
Exactech, Inc.*	2,900	45,646
Greatbatch, Inc.*	7,732	173,738
Haemonetics Corp.*	8,409	471,913
Hansen Medical, Inc.* (a)	8,242	28,847
HeartWare International, Inc.* (a)	1,600	47,984
Home Diagnostics, Inc.*	3,542	23,944
I-Flow Corp.*	7,300	83,147
ICU Medical, Inc.*	4,205	154,996
Immucor, Inc.*	23,261	411,720
Insulet Corp.*	8,639	97,016
Integra LifeSciences Holdings*	6,327	216,067
Invacare Corp.	9,668	215,403
IRIS International, Inc.*	5,900	66,670
Kensey Nash Corp.*	2,700	78,165
MAKO Surgical Corp.*	4,168	36,512
Masimo Corp.*	16,991	445,164
Medical Action Industries, Inc.*	5,100	61,557
Meridian Bioscience, Inc.	13,546	338,785
Merit Medical Systems, Inc.*	9,544	165,398
Micrus Endovascular Corp.*	5,800	75,110
Natus Medical, Inc.*	9,400	145,042

Neogen Corp.*	4,430	143,045
NuVasive, Inc.* (a)	11,984	500,452
NxStage Medical, Inc.*	7,485	50,075
OraSure Technologies, Inc.*	16,342	47,392
Orthofix International NV*	5,600	164,584
Orthovita, Inc.* (a)	21,790	95,658
Palomar Medical Technologies, Inc.*	5,929	96,109
Quidel Corp.*	8,600	139,578
Rochester Medical Corp.*	3,230	38,889
Rockwell Medical Technologies, Inc.*	4,547	35,376
RTI Biologics, Inc.*	17,600	76,560
Sirona Dental Systems, Inc.*	5,649	168,058
Somanetics Corp.*	4,300	69,316
SonoSite, Inc.*	5,628	148,917
Spectranetics Corp.*	11,100	71,151
Stereotaxis, Inc.* (a)	9,450	42,147
STERIS Corp.	19,251	586,193
SurModics, Inc.* (a)	5,144	126,542
Symmetry Medical, Inc.*	11,941	123,828
Synovis Life Technologies, Inc.*	3,900	53,820
Thoratec Corp.*	18,647	564,445
TomoTherapy, Inc.*	15,020	65,037
TranS1, Inc.*	4,130	19,865
Utah Medical Products, Inc.	959	28,118
Vascular Solutions, Inc.*	5,235	43,293
Volcano Corp.*	16,238	273,123
West Pharmaceutical Services, Inc. (a)	10,768	437,288
Wright Medical Group, Inc.*	12,719	227,161
Young Innovations, Inc.	1,729	45,490
Zoll Medical Corp.*	7,058	151,888

		11,030,753
Health Care Providers & Services 3.4%
Air Methods Corp.*	3,700	120,509
Alliance HealthCare Services, Inc.*	8,624	48,812
Allied Healthcare International, Inc.*	14,314	40,079
Allion Healthcare, Inc.*	6,390	37,382
Almost Family, Inc.* (a)	2,521	75,000
Amedisys, Inc.*	8,998	392,583
America Service Group, Inc.	2,655	43,914
American Caresource Holding, Inc.*	3,071	13,420
American Dental Partners, Inc.*	4,113	57,582
AMERIGROUP Corp.*	17,431	386,445
AMN Healthcare Services, Inc.*	10,800	102,708
AmSurg Corp.*	10,300	218,669
Assisted Living Concepts, Inc. "A"*	3,380	70,034
Bio-Reference Laboratories, Inc.*	3,900	134,160
BioScrip, Inc.*	13,912	94,045
Capital Senior Living Corp.*	7,192	43,871
CardioNet, Inc.*	8,231	55,312
Catalyst Health Solutions, Inc.*	12,058	351,491
Centene Corp.*	14,410	272,925
Chemed Corp.	7,578	332,598
Chindex International, Inc.*	4,200	52,836
Clarient, Inc.*	9,648	40,618
Continucare Corp.*	9,074	27,403

CorVel Corp.*	2,450	69,580
Cross Country Healthcare, Inc.*	10,300	95,893
Emergency Medical Services Corp. "A"*	3,309	153,869
Emeritus Corp.*	6,614	145,177
Genoptix, Inc.* (a)	5,625	195,638
Gentiva Health Services, Inc.*	9,731	243,372
Hanger Orthopedic Group, Inc.*	8,343	115,717
Health Grades, Inc.*	7,555	37,397
HEALTHSOUTH Corp.*	29,158	456,031
Healthspring, Inc.*	16,497	202,088
Healthways, Inc.*	11,400	174,648
HMS Holdings Corp.*	8,494	324,726
inVentiv Health, Inc.*	11,233	187,928
IPC The Hospitalist Co.*	5,403	169,924
Kindred Healthcare, Inc.*	13,111	212,792
Landauer, Inc.	3,131	172,142
LCA-Vision, Inc.*	5,151	36,109
LHC Group, Inc.*	4,978	148,992
Magellan Health Services, Inc.*	11,666	362,346
MedCath Corp.*	5,282	46,323
Metropolitan Health Networks, Inc.*	12,654	27,586
Molina Healthcare, Inc.* (a)	4,400	91,036
MWI Veterinary Supply, Inc.*	3,589	143,381
National Healthcare Corp.	2,600	96,954
National Research Corp.	400	9,652
Nighthawk Radiology Holdings, Inc.*	7,773	56,199
NovaMed, Inc.* (a)	6,239	28,263
Odyssey HealthCare, Inc.*	10,952	136,900
Owens & Minor, Inc.	13,788	623,907
PharMerica Corp.*	10,249	190,324
Providence Service Corp.*	3,768	43,935
PSS World Medical, Inc.*	19,611	428,108
Psychiatric Solutions, Inc.*	18,579	497,174
Radnet, Inc.*	9,308	24,108
RehabCare Group, Inc.*	6,300	136,647
Res-Care, Inc.*	8,402	119,392
Skilled Healthcare Group, Inc. "A"*	6,600	52,998
Sun Healthcare Group, Inc.*	14,597	126,118
Sunrise Senior Living, Inc.*	14,827	44,926
The Ensign Group, Inc.	3,567	50,045
Triple-S Management Corp. "B"*	6,843	114,757
Universal American Financial Corp.* (a)	9,552	89,980
US Physical Therapy, Inc.*	3,900	58,773
Virtual Radiologic Corp.* (a)	2,413	31,441
WellCare Health Plans, Inc.*	13,896	342,536

		10,128,228
Health Care Technology 0.7%
AMICAS, Inc.*	11,146	40,126
athenahealth, Inc.* (a)	11,072	424,833
Computer Programs & Systems, Inc.	3,300	136,653
Eclipsys Corp.*	18,572	358,439
MedAssets, Inc.*	13,198	297,879
Medidata Solutions, Inc.*	2,382	36,087
MedQuist, Inc.	2,760	17,554
Merge Healthcare, Inc.*	8,436	34,672

Omnicell, Inc.*	10,700	119,198
Phase Forward, Inc.*	14,532	204,029
Quality Systems, Inc. (a)	7,887	485,602
Transcend Services, Inc.*	1,972	34,451
Vital Images, Inc.*	4,800	60,096

		2,249,619
Life Sciences Tools & Services 0.8%
Accelrys, Inc.*	8,800	51,040
Affymetrix, Inc.*	23,747	208,499
Albany Molecular Research, Inc.*	7,400	64,084
BioDelivery Sciences International, Inc.*	2,940	14,112
Bruker Corp.*	16,184	172,683
Cambrex Corp.*	10,303	64,909
Dionex Corp.*	5,880	382,024
Enzo Biochem, Inc.* (a)	10,773	76,273
eResearchTechnology, Inc.*	14,300	100,100
Harvard Bioscience, Inc.*	7,721	29,262
Kendle International, Inc.*	5,212	87,145
Life Sciences Research, Inc.*	3,200	25,472
Luminex Corp.*	13,910	236,470
PAREXEL International Corp.*	19,311	262,436
Sequenom, Inc.* (a)	20,570	66,441
Varian, Inc.*	9,496	484,866

		2,325,816
Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc.*	2,300	11,753
Adolor Corp.*	17,000	27,030
Akorn, Inc.*	17,000	23,290
Ardea Biosciences, Inc.* (a)	4,720	86,470
ARYx Therapeutics, Inc.*	6,769	21,187
Auxilium Pharmaceuticals, Inc.*	14,125	483,216
AVANIR Pharmaceuticals, Inc. "A"* (a)	19,980	41,558
Biodel, Inc.*	4,905	26,340
BioMimetic Therapeutics, Inc.*	4,736	57,826
BMP Sunstone Corp.*	10,642	43,313
Cadence Pharmaceuticals, Inc.*	8,400	92,904
Caraco Pharmaceutical Laboratories Ltd.*	3,300	16,797
Cornerstone Therapeutics, Inc.*	2,025	13,264
Cumberland Pharmaceuticals, Inc.*	2,656	43,001
Cypress Bioscience, Inc.*	13,200	107,844
DepoMed, Inc.*	16,100	70,357
Discovery Laboratories, Inc.*	39,186	53,293
Durect Corp.*	26,400	70,488
Hi-Tech Pharmacal Co., Inc.*	2,511	56,347
Impax Laboratories, Inc.*	20,384	178,156
Inspire Pharmaceuticals, Inc.*	20,182	105,350
Ista Pharmaceuticals, Inc.*	10,931	48,752
Javelin Pharmaceuticals, Inc.* (a)	14,900	29,055
K-V Pharmaceutical Co. "A"* (a)	12,950	39,756
Lannett Co., Inc.*	3,149	23,554
MAP Pharmaceuticals, Inc.*	2,708	28,326
Matrixx Initiatives, Inc.*	3,744	21,266
Medicines Co.*	17,383	191,387
Medicis Pharmaceutical Corp. "A"	19,716	420,937
MiddleBrook Pharmaceuticals, Inc.*	14,000	16,100

Nektar Therapeutics*	31,000	301,940
Obagi Medical Products, Inc.*	5,800	67,280
Optimer Pharmaceuticals, Inc.*	9,620	130,159
Pain Therapeutics, Inc.*	12,000	60,720
Par Pharmaceutical Companies, Inc.*	11,508	247,537
POZEN, Inc.*	8,900	65,504
Questcor Pharmaceuticals, Inc.*	19,107	105,471
Repros Therapeutics, Inc.* (a)	2,944	2,650
Salix Pharmaceuticals Ltd.*	15,950	339,097
Santarus, Inc.*	16,933	55,710
Sucampo Pharmaceuticals, Inc. "A"*	3,421	19,944
SuperGen, Inc.*	19,104	51,008
ViroPharma, Inc.*	25,571	245,993
VIVUS, Inc.* (a)	26,395	275,828
XenoPort, Inc.*	9,202	195,358

		4,613,116
Industrials 15.6%
Aerospace & Defense 1.7%
AAR Corp.*	13,009	285,417
Aerovironment, Inc.*	4,432	124,495
American Science & Engineering, Inc.	3,048	207,386
Applied Signal Technology, Inc.	4,301	100,084
Argon ST, Inc.*	4,683	89,211
Ascent Solar Technologies, Inc.* (a)	5,087	38,356
Astronics Corp.*	2,973	27,946
Ceradyne, Inc.*	8,575	157,180
Cubic Corp.	5,172	204,139
Curtiss-Wright Corp.	14,921	509,254
DigitalGlobe, Inc.*	4,865	108,830
Ducommun, Inc.	3,300	62,403
DynCorp International, Inc. "A"*	8,200	147,600
Esterline Technologies Corp.*	9,930	389,355
GenCorp, Inc.*	16,583	88,885
GeoEye, Inc.*	6,222	166,750
HEICO Corp. (a)	7,597	329,406
Herley Industries, Inc.*	4,387	57,250
Hexcel Corp.*	32,383	370,462
Ladish Co., Inc.*	5,400	81,702
LMI Aerospace, Inc.*	2,600	26,078
Moog, Inc. "A"*	14,079	415,330
Orbital Sciences Corp.*	18,960	283,831
Stanley, Inc.*	3,805	97,865
Taser International, Inc.*	20,400	96,288
Teledyne Technologies, Inc.*	12,059	434,003
Todd Shipyards Corp.	1,795	29,510
Triumph Group, Inc.	5,606	269,032

		5,198,048
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	18,361	63,529
Atlas Air Worldwide Holdings, Inc.*	5,727	183,092
Dynamex, Inc.*	3,157	51,554
Forward Air Corp.	9,737	225,412
Hub Group, Inc. "A"*	12,232	279,501

Pacer International, Inc.	11,700	45,162

		848,250
Airlines 0.8%
AirTran Holdings, Inc.*	40,271	251,694
Alaska Air Group, Inc.*	12,241	327,936
Allegiant Travel Co.* (a)	5,094	194,030
Hawaiian Holdings, Inc.*	17,208	142,138
JetBlue Airways Corp.* (a)	83,294	498,098
Republic Airways Holdings, Inc.*	11,579	108,032
SkyWest, Inc.	18,700	310,046
UAL Corp.* (a)	47,584	438,725
US Airways Group, Inc.* (a)	52,933	248,785

		2,519,484
Building Products 0.6%
AAON, Inc.	4,153	83,392
American Woodmark Corp.	3,400	65,756
Ameron International Corp.	3,086	215,958
Apogee Enterprises, Inc.	9,343	140,332
Builders FirstSource, Inc.* (a)	4,500	19,620
Gibraltar Industries, Inc.	9,350	124,075
Griffon Corp.*	14,598	147,002
Insteel Industries, Inc.	5,800	69,310
NCI Building Systems, Inc.* (a)	5,900	18,880
Quanex Building Products Corp.	12,620	181,223
Simpson Manufacturing Co., Inc. (a)	12,600	318,276
Trex Co., Inc.*	5,400	98,280
Universal Forest Products, Inc.	6,458	254,833

		1,736,937
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	15,423	324,500
Acco Brands Corp.*	18,195	131,368
American Ecology Corp.	6,031	112,780
American Reprographics Co.*	12,149	115,658
AMREP Corp.*	800	10,560
APAC Customer Services, Inc.* (a)	8,339	49,283
ATC Technology Corp.*	6,700	132,392
Bowne & Co., Inc.	9,159	70,524
Cenveo, Inc.* (a)	15,962	110,457
Clean Harbors, Inc.*	6,803	382,737
Consolidated Graphics, Inc.*	3,300	82,335
Cornell Companies, Inc.*	3,600	80,784
Courier Corp.	3,250	49,237
Deluxe Corp.	16,823	287,673
EnergySolutions	25,503	235,138
EnerNOC, Inc.*	3,960	131,314
Ennis, Inc.	8,596	138,653
Fuel Tech, Inc.*	5,900	66,080
G & K Services, Inc. "A"	6,172	136,771
Healthcare Services Group, Inc.	14,530	266,771
Heritage-Crystal Clean, Inc.*	637	8,122
Herman Miller, Inc.	18,000	304,380
HNI Corp.	15,032	354,755
ICT Group, Inc.*	3,400	35,700
Innerworkings, Inc.*	8,691	42,934
Interface, Inc. "A"	16,041	133,140
Kimball International, Inc. "B"	10,100	77,063

Knoll, Inc.	15,541	162,093
M&F Worldwide Corp.*	3,600	72,864
McGrath Rentcorp.	7,800	165,906
Metalico, Inc.*	8,400	35,028
Mine Safety Appliances Co.	8,948	246,159
Mobile Mini, Inc.*	11,751	203,997
Multi-Color Corp.	3,300	50,919
North American Galvanizing & Coatings, Inc.*	4,004	24,304
Perma-Fix Environmental Services, Inc.*	17,632	41,259
Rollins, Inc. (a)	14,773	278,471
Schawk, Inc.	4,900	57,183
Standard Parking Corp.*	2,377	41,574
Standard Register Co. (a)	5,456	32,081
Steelcase, Inc. "A"	23,598	146,544
Sykes Enterprises, Inc.*	11,635	242,241
Team, Inc.*	6,547	110,972
Tetra Tech, Inc.*	19,835	526,223
The Geo Group, Inc.*	17,169	346,299
United Stationers, Inc.*	7,851	373,786
Viad Corp.	6,881	137,001
Waste Services, Inc.*	6,668	30,806

		7,196,819
Construction & Engineering 1.0%
Argan, Inc.*	2,332	31,342
Comfort Systems USA, Inc.	12,725	147,483
Dycom Industries, Inc.*	12,874	158,350
EMCOR Group, Inc.*	21,697	549,368
Furmanite Corp.*	12,033	51,862
Granite Construction, Inc. (a)	11,463	354,665
Great Lakes Dredge & Dock Co.	13,297	92,813
Insituform Technologies, Inc. "A"*	12,786	244,724
Integrated Electrical Services, Inc.*	2,254	18,145
Layne Christensen Co.*	6,438	206,338
MasTec, Inc.*	17,233	209,381
Michael Baker Corp.*	2,529	91,904
MYR Group, Inc.*	5,680	119,791
Northwest Pipe Co.*	3,200	107,296
Orion Marine Group, Inc.*	8,800	180,752
Pike Electric Corp.*	5,308	63,590
Sterling Construction Co., Inc.*	4,300	77,013
Tutor Perini Corp.*	8,534	181,774

		2,886,591
Electrical Equipment 2.2%
A.O. Smith Corp. (a)	7,388	281,483
Acuity Brands, Inc. (a)	13,735	442,404
Advanced Battery Technologies, Inc.* (a)	15,400	66,836
American Superconductor Corp.* (a)	14,378	482,238
AZZ, Inc.*	4,016	161,323
Baldor Electric Co. (a)	15,579	425,930
Belden, Inc.	15,616	360,730
Brady Corp. "A"	15,800	453,776
Broadwind Energy, Inc.* (a)	10,474	82,640
Chase Corp.	1,840	21,528
China BAK Battery, Inc.*	11,800	58,410
Encore Wire Corp.	6,127	136,877

Ener1, Inc.*	15,938	110,291
Energy Conversion Devices, Inc.* (a)	15,310	177,290
EnerSys*	13,275	293,643
Evergreen Solar, Inc.*	64,608	124,047
Franklin Electric Co., Inc.	7,600	217,892
FuelCell Energy, Inc.*	21,900	93,513
Fushi Copperweld, Inc.*	5,100	43,146
GrafTech International Ltd.*	39,688	583,414
GT Solar International, Inc.* (a)	10,371	60,255
Harbin Electric, Inc.*	3,716	62,726
II-VI, Inc.*	8,200	208,608
LaBarge, Inc.*	4,103	46,159
LSI Industries, Inc.	6,275	41,729
Microvision, Inc.* (a)	22,519	124,080
Orion Energy Systems, Inc.*	5,446	17,046
Polypore International, Inc.*	7,565	97,664
Powell Industries, Inc.*	2,711	104,075
Power-One, Inc.* (a)	24,952	48,656
PowerSecure International, Inc.*	5,412	36,693
Preformed Line Products Co.	800	32,040
Regal-Beloit Corp.	11,796	539,195
SatCon Technology Corp.*	16,612	28,407
Ultralife Corp.*	4,000	24,240
Valence Technology, Inc.* (a)	16,500	29,700
Vicor Corp.*	6,305	48,675
Woodward Governor Co.	20,171	489,348

		6,656,707
Industrial Conglomerates 0.3%
Otter Tail Corp.	11,928	285,437
Raven Industries, Inc.	5,400	144,342
Seaboard Corp.	109	141,702
Standex International Corp.	4,008	79,479
Tredegar Corp.	9,870	143,115
United Capital Corp.*	400	9,248

		803,323
Machinery 2.8%
3D Systems Corp.*	5,900	54,457
Actuant Corp. "A"	22,739	365,188
Alamo Group, Inc.	1,800	28,440
Albany International Corp. "A"	8,952	173,669
Altra Holdings, Inc.*	9,300	104,067
American Railcar Industries, Inc.	3,400	36,074
Ampco-Pittsburgh Corp.	3,000	79,770
Astec Industries, Inc.*	6,067	154,527
Badger Meter, Inc. (a)	4,988	192,986
Barnes Group, Inc.	15,600	266,604
Blount International, Inc.*	12,802	121,235
Briggs & Stratton Corp. (a)	16,400	318,324
Cascade Corp.	2,953	78,963
Chart Industries, Inc.*	9,500	205,105
China Fire & Security Group, Inc.*	4,594	88,205
CIRCOR International, Inc.	5,679	160,489
CLARCOR, Inc.	16,778	526,158
Colfax Corp.*	7,500	79,725
Columbus McKinnon Corp.*	6,600	99,990

Dynamic Materials Corp.	4,500	89,820
Energy Recovery, Inc.* (a)	11,064	64,392
EnPro Industries, Inc.*	6,600	150,876
ESCO Technologies, Inc.*	8,599	338,801
Federal Signal Corp.	16,269	116,974
Flanders Corp.*	5,240	27,038
Flow International Corp.*	11,800	30,562
Force Protection, Inc.*	24,030	131,204
FreightCar America, Inc.	4,189	101,793
Gorman-Rupp Co. (a)	4,757	118,497
Graham Corp.	3,600	55,980
Greenbrier Companies, Inc.	5,459	63,925
Hurco Companies, Inc.*	2,400	40,992
John Bean Technologies Corp.	9,203	167,219
K-Tron International, Inc.*	800	76,168
Kadant, Inc.*	4,480	54,342
Kaydon Corp.	10,990	356,296
L.B. Foster Co. "A"*	3,400	103,972
Lindsay Corp. (a)	4,150	163,427
Met-Pro Corp.	4,600	44,574
Middleby Corp.*	5,427	298,539
Miller Industries, Inc.*	3,148	34,628
Mueller Industries, Inc.	12,497	298,303
Mueller Water Products, Inc. "A"	50,551	277,019
NACCO Industries, Inc. "A"	1,725	103,621
Nordson Corp.	11,037	619,065
Omega Flex, Inc.	800	13,416
PMFG, Inc.*	4,000	51,440
Portec Rail Products, Inc.	2,033	19,293
RBC Bearings, Inc.*	7,245	169,026
Robbins & Myers, Inc.	8,900	208,972
Sauer-Danfoss, Inc.	4,188	32,122
Sun Hydraulics Corp. (a)	4,050	85,293
Tecumseh Products Co. "A"*	6,121	69,351
Tennant Co.	6,217	180,666
The Eastern Co.	1,890	30,051
Titan International, Inc. (a)	12,241	108,945
TriMas Corp.*	4,790	24,429
Twin Disc, Inc.	3,300	41,151
Watts Water Technologies, Inc. "A"	9,801	296,480

		8,392,638
Marine 0.2%
American Commercial Lines, Inc.*	2,968	86,428
Eagle Bulk Shipping, Inc. (a)	16,400	84,132
Genco Shipping & Trading Ltd. (a)	8,466	175,924
Horizon Lines, Inc. "A"	9,164	58,191
International Shipholding Corp.	1,844	56,814
TBS International Ltd. "A"* (a)	4,352	37,862
Ultrapetrol Bahamas Ltd.*	7,200	35,424

		534,775
Professional Services 1.5%
Acacia Research*	10,598	92,309
Administaff, Inc.	6,980	183,365
Barrett Business Services, Inc.	2,358	24,948
CBIZ, Inc.*	14,728	109,871

CDI Corp.	3,926	55,160
COMSYS IT Partners, Inc.*	5,274	33,754
Corporate Executive Board Co.	11,467	285,528
CoStar Group, Inc.* (a)	6,656	274,360
CRA International, Inc.*	3,700	100,973
Diamond Management & Technology Consultants, Inc.	7,599	52,053
Exponent, Inc.*	4,500	126,765
First Advantage Corp. "A"*	3,300	61,215
Franklin Covey Co.*	4,046	23,669
GP Strategies Corp.*	4,947	37,053
Heidrick & Struggles International, Inc. (a)	5,644	131,279
Hill International, Inc.*	7,997	56,779
Huron Consulting Group, Inc.*	7,194	185,821
ICF International, Inc.*	2,898	87,867
Kelly Services, Inc. "A"	8,600	105,780
Kforce, Inc.*	9,400	112,988
Korn/Ferry International*	14,765	215,421
MPS Group, Inc.*	31,016	326,288
Navigant Consulting, Inc.*	16,774	226,449
Odyssey Marine Exploration, Inc.*	16,500	30,690
On Assignment, Inc.*	11,900	69,615
Resources Connection, Inc.*	15,161	258,647
School Specialty, Inc.*	6,200	147,064
Spherion Corp.*	18,043	112,047
The Advisory Board Co.*	5,205	130,854
TrueBlue, Inc.*	14,411	202,763
Volt Information Sciences, Inc.*	4,400	53,768
VSE Corp.	1,200	46,812
Watson Wyatt Worldwide, Inc. "A"	14,097	614,065

		4,576,020
Road & Rail 1.0%
AMERCO*	3,000	137,580
Arkansas Best Corp. (a)	8,524	255,209
Avis Budget Group, Inc.* (a)	33,634	449,350
Celadon Group, Inc.*	7,400	83,694
Dollar Thrifty Automotive Group, Inc.* (a)	7,500	184,425
Genesee & Wyoming, Inc. "A"*	12,207	370,116
Heartland Express, Inc. (a)	16,881	243,086
Knight Transportation, Inc.	19,192	322,042
Marten Transport Ltd.*	5,083	86,716
Old Dominion Freight Line, Inc.*	9,182	279,408
Patriot Transportation Holding, Inc.*	400	30,200
Saia, Inc.*	4,549	73,148
Universal Truckload Services, Inc.	2,210	36,487
USA Truck, Inc.*	2,424	30,785
Werner Enterprises, Inc. (a)	14,300	266,409
YRC Worldwide, Inc.* (a)	18,500	82,325

		2,930,980
Trading Companies & Distributors 0.8%
Aceto Corp.	8,081	53,335
Aircastle Ltd.	15,479	149,682
Applied Industrial Technologies, Inc.	13,950	295,182
Beacon Roofing Supply, Inc.* (a)	15,148	242,065
BlueLinx Holdings, Inc.*	3,450	13,835
DXP Enterprises, Inc.*	2,600	28,990

H&E Equipment Services, Inc.*	9,547	108,168
Houston Wire & Cable Co.	5,900	65,195
Interline Brands, Inc.*	10,875	183,244
Kaman Corp.	8,700	191,226
Lawson Products, Inc.	1,100	19,151
RSC Holdings, Inc.* (a)	16,194	117,730
Rush Enterprises, Inc. "A"*	10,540	136,177
TAL International Group, Inc.	4,924	70,019
Textainer Group Holdings Ltd.	2,700	43,227
Titan Machinery, Inc.* (a)	4,470	55,964
United Rentals, Inc.*	19,884	204,805
Watsco, Inc.	8,743	471,335
Willis Lease Finance Corp.*	1,424	19,466

		2,468,796
Transportation Infrastructure 0.0%
CAI International, Inc.*	2,942	21,683
Information Technology 19.2%
Communications Equipment 3.4%
3Com Corp.*	127,999	669,435
Acme Packet, Inc.*	13,023	130,360
ADC Telecommunications, Inc.*	32,381	270,058
ADTRAN, Inc.	18,506	454,322
Airvana, Inc.*	8,143	55,128
Anaren, Inc.*	4,870	82,790
Arris Group, Inc.*	40,934	532,551
Aruba Networks, Inc.* (a)	19,880	175,739
Avocent Corp.*	14,892	301,861
Bel Fuse, Inc. "B"	3,688	70,183
BigBand Networks, Inc.*	12,600	50,526
Black Box Corp.	5,874	147,379
Blue Coat Systems, Inc.*	13,277	299,927
Cogo Group, Inc.*	8,600	52,632
Communications Systems, Inc.	1,771	20,685
Comtech Telecommunications Corp.* (a)	9,466	314,461
DG Fastchannel, Inc.*	6,013	125,912
Digi International, Inc.*	8,000	68,160
EMCORE Corp.*	24,473	31,815
EMS Technologies, Inc.*	5,000	104,100
Emulex Corp.*	27,851	286,587
Extreme Networks, Inc.*	29,800	83,440
Globecomm Systems, Inc.*	6,761	49,152
Harmonic, Inc.*	31,637	211,335
Harris Stratex Networks, Inc. "A"*	19,500	136,500
Hughes Communications, Inc.*	2,928	88,836
Infinera Corp.*	28,164	223,904
InterDigital, Inc.*	14,500	335,820
Ixia*	10,311	70,733
KVH Industries, Inc.*	4,433	44,286
Loral Space & Communications, Inc.*	3,722	102,281
NETGEAR, Inc.*	11,500	211,025
Network Equipment Technologies, Inc.*	9,355	67,637
Oplink Communications, Inc.*	6,750	98,010
OpNext, Inc.*	7,700	22,561
Palm, Inc.* (a)	54,359	947,477

ParkerVision, Inc.*	9,458	38,683
PC-Tel, Inc.*	6,200	38,750
Plantronics, Inc.	16,405	439,818
Polycom, Inc.* (a)	27,658	739,852
Powerwave Technologies, Inc.*	43,894	70,230
Riverbed Technology, Inc.* (a)	18,342	402,790
SeaChange International, Inc.*	11,000	82,500
ShoreTel, Inc.*	14,764	115,307
Sonus Networks, Inc.* (a)	68,918	146,106
Starent Networks Corp.*	13,138	333,968
Sycamore Networks, Inc.*	64,621	195,155
Symmetricom, Inc.*	15,100	78,218
Tekelec*	22,291	366,241
UTStarcom, Inc.* (a)	37,400	78,166
ViaSat, Inc.*	8,800	233,904

		10,297,296
Computers & Peripherals 0.9%
3PAR, Inc.* (a)	9,155	100,980
ActivIdentity Corp.*	14,590	40,414
Adaptec, Inc.*	40,600	135,604
Avid Technology, Inc.* (a)	9,300	131,037
Compellent Technologies, Inc.*	5,572	100,575
Cray, Inc.*	11,300	94,129
Electronics for Imaging, Inc.*	16,500	185,955
Imation Corp.	9,500	88,065
Immersion Corp.*	10,400	44,512
Intermec, Inc.*	20,908	294,803
Intevac, Inc.*	7,200	96,768
Isilon Systems, Inc.*	8,304	50,654
Netezza Corp.*	15,794	177,525
Novatel Wireless, Inc.*	10,200	115,872
Quantum Corp.*	66,100	83,286
Rimage Corp.*	3,137	53,611
Silicon Graphics International Corp.*	10,300	69,113
STEC, Inc.* (a)	8,118	238,588
Stratasys, Inc.*	6,700	114,972
Super Micro Computer, Inc.*	7,200	60,912
Synaptics, Inc.* (a)	11,544	290,909

		2,568,284
Electronic Equipment, Instruments & Components 2.1%
Agilysys, Inc.	5,675	37,398
Anixter International, Inc.* (a)	9,825	394,081
Benchmark Electronics, Inc.*	21,869	393,642
Brightpoint, Inc.*	16,673	145,889
Checkpoint Systems, Inc.*	13,069	214,854
China Security & Surveillance Technology, Inc.* (a)	10,899	77,819
Cogent, Inc.*	14,321	144,642
Cognex Corp.	13,300	217,854
Coherent, Inc.*	7,300	170,236
Comverge, Inc.* (a)	6,718	82,027
CPI International, Inc.*	2,800	31,332
CTS Corp.	11,090	103,137
Daktronics, Inc.	11,000	94,270
DDi Corp.*	4,353	18,500
DTS, Inc.*	5,761	157,736

Echelon Corp.* (a)	10,790	138,867
Electro Rent Corp.	6,400	73,728
Electro Scientific Industries, Inc.*	9,056	121,260
FARO Technologies, Inc.*	5,800	99,644
ICx Technologies, Inc.*	3,800	22,496
Insight Enterprises, Inc.*	15,362	187,570
IPG Photonics Corp.*	7,645	116,204
L-1 Identity Solutions, Inc.*	25,196	176,120
Littelfuse, Inc.*	7,286	191,185
Maxwell Technologies, Inc.*	7,476	137,783
Measurement Specialties, Inc.*	4,637	47,344
Mercury Computer Systems, Inc.*	7,527	74,216
Methode Electronics, Inc. "A"	12,556	108,860
MTS Systems Corp.	5,600	163,576
Multi-Fineline Electronix, Inc.*	3,238	92,963
Newport Corp.*	11,900	104,244
OSI Systems, Inc.*	5,100	93,279
PAR Technology Corp.*	2,464	15,720
Park Electrochemical Corp.	6,787	167,300
PC Connection, Inc.*	2,400	13,056
PC Mall, Inc.*	3,500	24,010
Plexus Corp.*	13,256	349,163
RadiSys Corp.*	7,474	64,949
RAE Systems, Inc.*	12,612	13,873
Rofin-Sinar Technologies, Inc.*	9,700	222,712
Rogers Corp.*	5,200	155,844
ScanSource, Inc.*	8,921	252,643
Smart Modular Technologies (WWH), Inc.*	13,400	63,784
Spectrum Control, Inc.*	4,034	34,249
SYNNEX Corp.*	6,452	196,657
Technitrol, Inc.	13,727	126,426
TTM Technologies, Inc.*	14,700	168,609
Universal Display Corp.*	9,815	117,191
X-Rite, Inc.*	7,808	15,694
Zygo Corp.*	4,200	28,476

		6,263,112
Internet Software & Services 2.1%
Art Technology Group, Inc.*	42,100	162,506
comScore, Inc.*	7,210	129,852
Constant Contact, Inc.*	8,032	154,616
DealerTrack Holdings, Inc.*	12,600	238,266
Dice Holdings, Inc.*	5,000	32,800
Digital River, Inc.* (a)	12,573	506,943
DivX, Inc.*	10,606	57,909
EarthLink, Inc.	35,500	298,555
GSI Commerce, Inc.*	8,198	158,303
Imergent, Inc.	2,421	19,078
InfoSpace, Inc.*	12,100	93,654
Innodata Isogen, Inc.*	6,834	54,330
Internap Network Services Corp.*	17,930	57,555
Internet Brands, Inc. "A"*	9,030	72,059
Internet Capital Group, Inc.*	12,300	102,828
iPass, Inc.*	15,942	22,000
j2 Global Communications, Inc.*	14,715	338,592
Keynote Systems, Inc.*	4,200	39,606

Limelight Networks, Inc.*	10,780	43,767
Liquidity Services, Inc.*	4,900	50,568
LivePerson, Inc.*	13,480	67,939
LogMeIn, Inc.*	2,437	44,621
LoopNet, Inc.*	7,185	64,952
Marchex, Inc. "B"	6,600	32,406
MercadoLibre, Inc.*	8,667	333,333
ModusLink Global Solutions, Inc.*	15,310	123,858
Move, Inc.*	51,757	139,744
NIC, Inc.	16,841	149,717
Omniture, Inc.* (a)	22,675	486,152
OpenTable, Inc.*	1,095	30,178
Openwave Systems, Inc.*	27,507	71,518
Perficient, Inc.*	9,600	79,392
Rackspace Hosting, Inc.* (a)	22,277	380,046
RealNetworks, Inc.*	28,600	106,392
Saba Software, Inc.*	7,942	33,436
SAVVIS, Inc.*	12,000	189,840
Support.com, Inc.*	13,900	33,360
Switch & Data Facilities Co.*	6,600	89,826
TechTarget, Inc.*	3,400	19,380
Terremark Worldwide, Inc.*	17,928	111,512
The Knot, Inc.*	10,300	112,476
Travelzoo, Inc.*	1,743	24,629
United Online, Inc.	28,237	227,026
ValueClick, Inc.*	29,141	384,370
Vocus, Inc.*	5,600	116,984
Web.com Group, Inc.*	8,900	63,101
Zix Corp.*	20,485	45,067

		6,195,042
IT Services 2.4%
Acxiom Corp.*	22,769	215,395
CACI International, Inc. "A"*	9,996	472,511
Cass Information Systems, Inc.	2,724	81,339
China Information Security Technology, Inc.*	8,580	47,533
CIBER, Inc.*	22,658	90,632
Computer Task Group, Inc.*	4,676	37,922
CSG Systems International, Inc.*	11,723	187,685
CyberSource Corp.*	22,785	379,826
eLoyalty Corp.*	2,008	16,084
Euronet Worldwide, Inc.*	16,293	391,521
Exlservice Holdings, Inc.*	5,300	78,758
Forrester Research, Inc.*	5,200	138,528
Gartner, Inc.*	19,862	362,879
Global Cash Access Holdings, Inc.*	13,514	98,787
Heartland Payment Systems, Inc.	12,530	181,810
iGATE Corp.	7,431	63,758
infoGROUP, Inc.*	11,299	79,206
Information Services Group, Inc.*	7,395	29,506
Integral Systems, Inc.*	6,270	43,263
Lionbridge Technologies, Inc.*	18,628	48,433
ManTech International Corp. "A"*	7,340	346,154
MAXIMUS, Inc.	5,854	272,796
MoneyGram International, Inc.*	26,867	84,362
NCI, Inc. "A"*	2,128	60,989

Ness Technologies, Inc.*	12,800	100,992
Online Resources Corp.*	8,500	52,445
Perot Systems Corp. "A"*	28,790	855,063
RightNow Technologies, Inc.*	7,620	110,033
Sapient Corp.*	28,286	227,420
SRA International, Inc. "A"*	13,900	300,101
StarTek, Inc.*	3,805	33,027
Syntel, Inc.	4,270	203,807
TeleTech Holdings, Inc.*	10,888	185,749
The Hackett Group, Inc.*	12,400	35,960
Tier Technologies, Inc. "B"*	5,650	47,912
TNS, Inc.*	8,284	226,982
Unisys Corp.* (a)	122,327	326,613
VeriFone Holdings, Inc.*	23,829	378,643
Virtusa Corp.*	4,203	39,887
Wright Express Corp.*	12,671	373,921

		7,308,232
Semiconductors & Semiconductor Equipment 3.8%
Actel Corp.*	9,068	110,358
Advanced Analogic Technologies, Inc.*	14,154	56,191
Advanced Energy Industries, Inc.*	10,982	156,384
Amkor Technology, Inc.*	36,081	248,237
ANADIGICS, Inc.*	21,044	99,117
Applied Micro Circuits Corp.*	22,088	220,659
Atheros Communications*	20,154	534,686
ATMI, Inc.*	10,506	190,684
Brooks Automation, Inc.*	21,546	166,551
Cabot Microelectronics Corp.*	7,856	273,860
Cavium Networks, Inc.*	12,113	260,066
CEVA, Inc.*	6,200	66,650
Cirrus Logic, Inc.*	21,500	119,540
Cohu, Inc.	7,483	101,469
Cymer, Inc.*	9,940	386,268
Diodes, Inc.*	10,706	193,672
DSP Group, Inc.*	7,600	61,864
Entegris, Inc.*	42,748	211,603
Entropic Communications, Inc.*	17,405	47,690
Exar Corp.*	11,876	87,289
FEI Co.*	12,570	309,851
FormFactor, Inc.*	16,291	389,681
GSI Technology, Inc.*	5,571	22,228
Hittite Microwave Corp.*	7,193	264,559
Intellon Corp.*	6,869	48,701
IXYS Corp.	7,900	67,229
Kopin Corp.*	21,800	104,640
Kulicke & Soffa Industries, Inc.*	20,382	122,903
Lattice Semiconductor Corp.*	38,100	85,725
MEMSIC, Inc.*	4,655	17,456
Micrel, Inc.	15,100	123,065
Microsemi Corp.*	26,788	422,983
Microtune, Inc.*	16,500	30,030
MIPS Technologies, Inc.*	16,000	60,320
MKS Instruments, Inc.*	16,557	319,385
Monolithic Power Systems*	11,355	266,275
Netlogic Microsystems, Inc.* (a)	6,033	271,485

NVE Corp.*	1,553	82,557
OmniVision Technologies, Inc.*	16,841	274,172
Pericom Semiconductor Corp.*	8,200	80,442
Photronics, Inc.*	13,946	66,104
PLX Technology, Inc.*	10,985	37,019
Power Integrations, Inc.	7,995	266,473
RF Micro Devices, Inc.*	87,789	476,694
Rubicon Technology, Inc.* (a)	4,200	62,328
Rudolph Technologies, Inc.*	10,155	75,147
Semitool, Inc.*	7,200	60,840
Semtech Corp.*	20,443	347,735
Sigma Designs, Inc.* (a)	8,939	129,884
Silicon Image, Inc.*	25,100	60,993
Silicon Storage Technology, Inc.*	28,000	67,760
Skyworks Solutions, Inc.*	55,306	732,251
Standard Microsystems Corp.*	7,261	168,528
Supertex, Inc.*	3,648	109,440
Techwell, Inc.*	5,200	57,096
Tessera Technologies, Inc.*	16,069	448,164
Trident Microsystems, Inc.*	22,400	58,016
TriQuint Semiconductor, Inc.*	48,670	375,732
Ultratech, Inc.*	7,928	104,887
Veeco Instruments, Inc.*	10,600	247,192
Virage Logic Corp.*	4,937	25,722
Volterra Semiconductor Corp.*	7,600	139,612
White Electronic Designs Corp.*	7,034	32,497
Zoran Corp.*	17,375	200,160

		11,306,799
Software 4.5%
ACI Worldwide, Inc.*	11,732	177,505
Actuate Corp.*	14,800	85,544
Advent Software, Inc.* (a)	5,100	205,275
American Software, Inc. "A"	6,800	44,404
ArcSight, Inc.*	6,375	153,446
Ariba, Inc.*	29,329	340,216
AsiaInfo Holdings, Inc.*	9,788	195,466
Blackbaud, Inc.	14,482	335,982
Blackboard, Inc.*	10,474	395,708
Bottomline Technologies, Inc.*	8,300	107,070
Callidus Software, Inc.*	9,100	27,391
Chordiant Software, Inc.*	11,380	44,268
Commvault Systems, Inc.*	14,000	290,500
Concur Technologies, Inc.* (a)	13,158	523,162
Deltek, Inc.*	4,720	36,297
DemandTec, Inc.*	6,500	57,395
Double-Take Software, Inc.*	6,200	63,178
Dynamics Research Corp.*	2,685	34,959
Ebix, Inc.*	2,234	123,674
Epicor Software Corp.*	15,615	99,468
EPIQ Systems, Inc.* (a)	10,800	156,600
ePlus, Inc.*	1,066	16,576
Fair Isaac Corp. (a)	16,126	346,548
FalconStor Software, Inc.*	12,193	60,599
GSE Systems, Inc.*	5,077	31,579
i2 Technologies, Inc.*	5,500	88,220

Informatica Corp.*	28,780	649,852
Interactive Intelligence, Inc.*	4,200	80,262
Jack Henry & Associates, Inc.	27,668	649,368
JDA Software Group, Inc.*	8,807	193,226
Kenexa Corp.*	7,433	100,197
Lawson Software, Inc.*	46,353	289,243
Manhattan Associates, Inc.*	7,700	155,540
Mentor Graphics Corp.* (a)	31,733	295,434
MicroStrategy, Inc. "A"*	3,027	216,552
Monotype Imaging Holdings, Inc.*	7,097	59,686
MSC.Software Corp.*	15,180	127,664
Net 1 UEPS Technologies, Inc.*	10,207	213,939
NetScout Systems, Inc.*	8,667	117,091
NetSuite, Inc.*	5,484	83,905
OpenTV Corp. "A"*	26,600	36,708
OPNET Technologies, Inc.	4,186	45,753
Parametric Technology Corp.*	38,224	528,256
Pegasystems, Inc.	5,017	173,237
Pervasive Software, Inc.*	4,735	23,438
Phoenix Technologies Ltd.*	10,100	36,865
Progress Software Corp.*	13,194	298,844
PROS Holdings, Inc.*	6,260	52,709
QAD, Inc.	3,400	15,470
Quest Software, Inc.*	20,097	338,634
Radiant Systems, Inc.*	9,097	97,702
Renaissance Learning, Inc.	2,200	21,868
Rosetta Stone, Inc.* (a)	2,203	50,581
S1 Corp.*	17,650	109,077
Smith Micro Software, Inc.*	9,500	117,420
Solarwinds, Inc.* (a)	4,121	90,786
Solera Holdings, Inc.	22,908	712,668
SonicWALL, Inc.*	17,800	149,520
Sourcefire, Inc.*	7,366	158,148
SPSS, Inc.*	6,100	304,695
SRS Labs, Inc.*	3,541	25,885
SuccessFactors, Inc.*	12,402	174,496
Symyx Technologies, Inc.*	11,470	75,931
Synchronoss Technologies, Inc.*	6,700	83,549
Take-Two Interactive Software, Inc.*	26,907	301,627
Taleo Corp. "A"*	10,518	238,128
TeleCommunication Systems, Inc. "A"*	12,735	106,465
THQ, Inc.*	22,281	152,402
TIBCO Software, Inc.*	57,987	550,297
TiVo, Inc.*	35,025	362,859
Tyler Technologies, Inc.*	10,514	179,684
Ultimate Software Group, Inc.* (a)	8,100	232,632
Unica Corp.*	4,100	31,242
VASCO Data Security International, Inc.*	8,822	65,459
Websense, Inc.*	14,834	249,211

		13,465,235
Materials 4.4%
Chemicals 2.2%
A. Schulman, Inc.	7,804	155,534
American Vanguard Corp. (a)	6,533	54,289

Ampal-American Israel Corp. "A"*	6,562	13,321
Arch Chemicals, Inc.	8,414	252,336
Balchem Corp.	6,114	160,798
Calgon Carbon Corp.*	18,393	272,768
China Green Agriculture, Inc.* (a)	3,280	38,442
Ferro Corp.	15,432	137,345
GenTek, Inc.*	2,900	110,316
H.B. Fuller Co.	15,993	334,254
Hawkins, Inc. (a)	2,826	66,015
ICO, Inc.*	8,000	37,360
Innophos Holdings, Inc.	5,733	106,061
Innospec, Inc.	8,100	119,475
Koppers Holdings, Inc.	6,856	203,280
Landec Corp.*	8,547	54,701
LSB Industries, Inc.*	5,800	90,306
Minerals Technologies, Inc.	6,272	298,296
NewMarket Corp.	3,379	314,382
NL Industries, Inc.	1,832	12,274
Olin Corp.	26,088	454,975
OM Group, Inc.*	10,116	307,425
Omnova Solutions, Inc.*	14,403	93,331
PolyOne Corp.*	30,062	200,514
Quaker Chemical Corp.	3,900	85,527
Rockwood Holdings, Inc.*	16,537	340,166
Sensient Technologies Corp.	16,053	445,792
ShengdaTech, Inc.* (a)	9,400	59,784
Solutia, Inc.*	39,149	453,345
Spartech Corp.	10,200	109,854
Stepan Co.	2,438	146,475
W.R. Grace & Co.*	23,843	518,347
Westlake Chemical Corp. (a)	6,491	166,819
Zep, Inc.	7,176	116,610
Zoltek Companies, Inc.* (a)	9,700	101,850

		6,432,367
Construction Materials 0.1%
Headwaters, Inc.*	14,040	54,335
Texas Industries, Inc.	7,922	332,645
United States Lime & Minerals, Inc.*	566	20,330
US Concrete, Inc.*	13,500	23,355

		430,665
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,734	69,187
Boise, Inc.*	9,600	50,688
Bway Holding Co.*	2,458	45,497
Graphic Packaging Holding Co.*	39,416	91,051
Myers Industries, Inc.	10,497	113,053
Rock-Tenn Co. "A"	12,654	596,130
Silgan Holdings, Inc.	8,803	464,182

		1,429,788
Metals & Mining 1.0%
A.M. Castle & Co.	5,489	54,561
Allied Nevada Gold Corp.*	14,600	142,934
AMCOL International Corp.	7,874	180,236
Brush Engineered Materials, Inc.*	6,600	161,436

Century Aluminum Co.*	14,955	139,829
China Precision Steel, Inc.* (a)	9,934	27,021
Coeur d'Alene Mines Corp.*	24,794	508,277
General Moly, Inc.*	21,500	67,725
General Steel Holdings, Inc.*	4,932	19,185
Haynes International, Inc.*	4,200	133,644
Hecla Mining Co.* (a)	73,131	321,045
Horsehead Holding Corp.*	14,239	166,881
Kaiser Aluminum Corp.	5,200	189,072
Olympic Steel, Inc.	3,000	86,070
Paramount Gold and Silver Corp.* (a)	20,369	27,906
RTI International Metals, Inc.*	9,867	245,787
Stillwater Mining Co.*	13,598	91,379
Sutor Technology Group Ltd.*	3,600	11,376
Universal Stainless & Alloy Products, Inc.*	2,400	43,800
US Gold Corp.*	26,225	75,790
Worthington Industries, Inc.	20,156	280,168

		2,974,122
Paper & Forest Products 0.6%
Buckeye Technologies, Inc.*	12,398	133,030
Clearwater Paper Corp.*	3,806	157,302
Deltic Timber Corp.	3,500	160,195
Domtar Corp.* (a)	13,954	491,460
Glatfelter	15,195	174,439
KapStone Paper and Packaging Corp.*	6,666	54,261
Louisiana-Pacific Corp.*	34,400	229,448
Neenah Paper, Inc.	4,900	57,673
Schweitzer-Mauduit International, Inc.	5,147	279,791
Wausau Paper Corp.	14,680	146,800

		1,884,399
Telecommunication Services 1.2%
Diversified Telecommunication Services 0.8%
AboveNet, Inc.* (a)	4,066	198,258
Alaska Communications Systems Group, Inc. (a)	15,200	140,600
Atlantic Tele-Network, Inc.	2,917	155,826
Cbeyond, Inc.*	7,800	125,814
Cincinnati Bell, Inc.*	71,000	248,500
Cogent Communications Group, Inc.*	15,294	172,822
Consolidated Communications Holdings, Inc.	7,649	122,461
D&E Communications, Inc.	4,707	54,083
FairPoint Communications, Inc. (a)	28,090	11,517
General Communication, Inc. "A"*	14,100	96,726
Global Crossing Ltd.*	9,647	137,952
HickoryTech Corp.	4,042	34,559
iBasis, Inc.*	6,400	13,568
inContact, Inc.*	8,490	25,300
Iowa Telecommunications Services, Inc. (a)	11,006	138,676
Neutral Tandem, Inc.* (a)	10,969	249,655
PAETEC Holding Corp.*	41,166	159,312
Premiere Global Services, Inc.*	20,248	168,261
SureWest Communications*	4,597	57,095

		2,310,985
Wireless Telecommunication Services 0.4%
Centennial Communications Corp.*	28,523	227,613

iPCS, Inc.*	5,800	100,920
NTELOS Holdings Corp.	10,068	177,801
Shenandoah Telecommunications Co.	8,072	144,892
Syniverse Holdings, Inc.*	22,622	395,885
USA Mobility, Inc.	7,460	96,085
Virgin Mobile USA, Inc. "A"*	12,563	62,815

		1,206,011
Utilities 3.1%
Electric Utilities 1.2%
ALLETE, Inc.	9,643	323,716
Central Vermont Public Service Corp.	3,900	75,270
Cleco Corp.	20,004	501,700
El Paso Electric Co.*	15,017	265,350
Empire District Electric Co.	11,342	205,177
IDACORP, Inc.	15,572	448,318
MGE Energy, Inc.	7,718	281,553
PNM Resources, Inc.	28,625	334,340
Portland General Electric Co.	24,855	490,141
UIL Holdings Corp.	9,793	258,437
Unisource Energy Corp.	11,918	366,478
Unitil Corp.	3,371	75,679

		3,626,159
Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,194	67,992
New Jersey Resources Corp.	13,892	504,419
Nicor, Inc.	14,949	546,984
Northwest Natural Gas Co.	8,840	368,274
Piedmont Natural Gas Co., Inc.	24,239	580,282
South Jersey Industries, Inc.	9,795	345,763
Southwest Gas Corp.	14,962	382,728
The Laclede Group, Inc.	7,398	237,920
WGL Holdings, Inc.	16,538	548,069

		3,582,431
Independent Power Producers & Energy Traders 0.0%
US Geothermal, Inc.*	19,972	31,156
Multi-Utilities 0.4%
Avista Corp.	18,038	364,728
Black Hills Corp. (a)	13,032	328,016
CH Energy Group, Inc.	5,271	233,558
Florida Public Utilities Co.	1,825	22,174
NorthWestern Corp.	12,100	295,603

		1,244,079
Water Utilities 0.3%
American States Water Co.	6,185	223,773
Artesian Resources Corp. "A"	1,786	30,041
Cadiz, Inc.*	4,016	46,987
California Water Service Group	6,530	254,278
Connecticut Water Service, Inc.	2,660	59,557
Consolidated Water Co., Ltd. (a)	4,800	78,384
Middlesex Water Co.	4,231	63,804
Pennichuck Corp.	1,270	27,635
SJW Corp.	4,315	98,598
Southwest Water Co.	8,225	40,467

York Water Co.	3,576	49,563

		973,087

Total Common Stocks (Cost $339,122,927)		296,856,009
Rights 0.0%
Financials
Center Bancorp., Inc., Expiration Date 9/30/2009* (Cost $0)	3,385	218
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
US Treasury Obligation
US Treasury Bill, 0.28% **, 11/19/2009 (b) (Cost $734,721)	735,000	734,935
	Shares	Value ($)

Closed-End Investment Companies 0.2%
Apollo Investment Corp.	53,578	511,670
Kayne Anderson Energy Development Co.	3,259	43,117

Total Closed-End Investment Companies (Cost $928,435)		554,787
Securities Lending Collateral 15.0%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $45,016,373)	45,016,373	45,016,373
Cash Equivalents 1.0%
Cash Management QP Trust, 0.18% (c) (Cost $3,056,606)	3,056,606	3,056,606
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $388,859,062) †	115.7	346,218,928
Other Assets and Liabilities, Net	(15.7)	(46,955,469)

Net Assets	100.0	299,263,459

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $390,113,254. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $43,894,326. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,132,178 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $80,026,504.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $43,172,406 which is 14.4% of net assets.
(b)	At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust
At September 30, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	12/18/2009	33	1,954,311	1,989,900	35,589

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$ 297,411,014	$ —	$ —	$ 297,411,014
Short-Term Investments(e)	45,016,373	3,791,541	—	48,807,914
Derivatives(f)	35,589	—	—	35,589
Total	$ 342,462,976	$ 3,791,541	$ —	$ 346,254,517
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 35,589

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009